UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                   44144
      (Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539 3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

          (a)

Victory 500 Index VIP Series

Class I

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory 500 Index VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$31	0.28%

What affected the Fund’s performance during the period?

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index.

During the reporting period, the Fund saw positive absolute returns in 10 sectors, with the information technology sector contributing the most to absolute performance. The Fund saw a negative absolute return in only the materials sector as it lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory 500 Index VIP Series Class I - $33,593	S&P 500® Index (regulatory broad based index) - $34,254	Victory US Large Cap 500 Index - $34,499
12/14	$10,000	$10,000	$10,000
12/15	$10,103	$10,138	$10,127
12/16	$11,290	$11,351	$11,279
12/17	$13,728	$13,829	$13,801
12/18	$13,090	$13,223	$13,212
12/19	$17,154	$17,386	$17,429
12/20	$20,608	$20,585	$21,239
12/21	$26,260	$26,494	$26,988
12/22	$21,178	$21,696	$21,647
12/23	$26,883	$27,399	$27,521
12/24	$33,593	$34,254	$34,499

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	24.96%Footnote Reference	14.39%	12.88%
S&P 500® IndexFootnote Reference1	25.02%	14.53%	13.10%
Victory US Large Cap 500 IndexFootnote Reference2	25.36%	14.63%	13.18%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Victory US Large Cap 500 Index is a market-cap weighted index that consists of the largest 500 companies within the VettaFi US Equity 3000 Index℠ (“Parent Index”). The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$90,272
Number of Holdings	508
Investment Advisory Fees	$234
Portfolio Turnover	3%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.0%
Utilities	2.2%
Energy	3.3%
Consumer Staples	5.4%
Industrials	8.3%
Communication Services	9.6%
Health Care	10.1%
Consumer Discretionary	11.0%
Financials	13.5%
Information Technology	32.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	7.4%
NVIDIA Corp.	6.2%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.9%
JPMorgan Chase & Co.	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VVIF-RS-SPVIP — AR (12/24)

Victory High Yield VIP Series

Class I

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory High Yield VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$93	0.89%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s allocations to pharma, wireless, and independent industries.

  Security selection in health care, consumer products, and airlines industries.

  The Fund’s allocation to debt securities rated BB & CCC rated contributed to positive performance.

Top detractors from performance:

  The Fund’s allocations to media, wirelines, and oil field services industries.

  Security selection of certain debt securities of issuers in media, retail, and pharma industries.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory High Yield VIP Series Class I - $16,792	Bloomberg U.S. Universal Index (regulatory broad based index) - $11,875	Bloomberg U.S. Corporate High Yield Index - $16,552
12/14	$10,000	$10,000	$10,000
12/15	$9,542	$10,043	$9,553
12/16	$11,015	$10,436	$11,190
12/17	$12,110	$10,862	$12,029
12/18	$12,146	$10,835	$11,779
12/19	$14,076	$11,841	$13,466
12/20	$15,191	$12,739	$14,424
12/21	$16,080	$12,598	$15,185
12/22	$13,901	$10,961	$13,486
12/23	$15,488	$11,638	$15,299
12/24	$16,792	$11,875	$16,552

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	8.42%	3.59%	5.32%
Bloomberg U.S. Universal IndexFootnote Reference1	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield IndexFootnote Reference2	8.19%	4.21%	5.17%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Universal Index is an index that represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD denominated, taxable bonds that are rated either investment-grade or below investment-grade
Footnote[2]	The unmanaged Bloomberg U.S. Corporate High Yield Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$19,030
Number of Holdings	208
Investment Advisory Fees	$122
Portfolio Turnover	109%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.5%
Yankee Dollars	16.4%
Senior Secured Loans	5.6%
Exchange-Traded Funds	4.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective October 3, 2024, Victory Capital Management, Inc. ("VCM") has terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, the Fund is now managed by VCM's Victory Income Investors investment franchise.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VVIF-RS-HYVIP — AR (12/24)

Victory RS International VIP Series

Class I

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS International VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$96	0.93%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS International VIP Series Class I - $18,294	MSCI EAFE Index (regulatory broad based index) - $16,598
12/14	$10,000	$10,000
12/15	$10,084	$9,919
12/16	$10,245	$10,018
12/17	$12,877	$12,526
12/18	$11,504	$10,798
12/19	$14,125	$13,176
12/20	$15,006	$14,205
12/21	$17,162	$15,805
12/22	$14,448	$13,521
12/23	$17,341	$15,987
12/24	$18,294	$16,598

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	5.50%	5.31%	6.23%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.20%
Footnote	Description
Footnote[1]	The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and Canada. The index covers approximately 85% of the free-float-adjusted market capitalization in each country.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$105,509
Number of Holdings	77
Investment Advisory Fees	$928
Portfolio Turnover	20%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.5%
Communication Services	4.5%
Materials	6.0%
Information Technology	9.2%
Consumer Staples	9.4%
Consumer Discretionary	10.6%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Novo Nordisk A/S, Class B	2.9%
SAP SE	2.8%
Roche Holding AG	2.6%
Novartis AG, Registered Shares	2.5%
Allianz SE, Registered Shares	2.5%
Toyota Motor Corp.	2.2%
Barclays PLC	2.1%
Unilever PLC	2.1%
Banco Bilbao Vizcaya Argentaria SA	2.1%
Shell PLC	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VVIF-RS-IVIP — AR (12/24)

Victory RS Large Cap Alpha VIP Series

Class I

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Large Cap Alpha VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$61	0.55%

What affected the Fund’s performance during the period?

In 2024, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results.

Top contributors to performance:

  The Fund’s performance was led by strong stock selection in the utilities, communication services, and financial services sectors.

  Within the utilities sector, Vistra Corp. generated strong results benefiting from a business shift as well as increasing electricity demand as the world shifts to artificial intelligence.

  In the communication services sector, TKO Group Holdings, Inc. was also a positive contributor, benefiting from growing demand for both its Ultimate Fighting Championship and World Wrestling Entertainment franchises.

  Within the financial services sector, performance was strong across the large money center banks, as increased capital markets activity propelled the stocks.

Top detractors from performance:

  The Fund was negatively impacted during the year by some of its consumer holdings.

  LKQ Corp., a distributor of after-market auto parts, was negatively impacted by higher insurance costs and rising inflation. While we were disappointed to see a slowdown in the business in 2024, which negatively impacted the stock, our investment outlook for this investment remains unchanged.

  Cash flows and earnings for Mondelez International, Inc., Class A, one of the largest chocolate and snack product companies, were negatively impacted by a dramatic rise in cocoa prices.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Large Cap Alpha VIP Series Class I - $24,592	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Value Index - $22,580
12/14	$10,000	$10,000	$10,000
12/15	$9,799	$10,138	$9,617
12/16	$10,684	$11,351	$11,285
12/17	$12,678	$13,829	$12,827
12/18	$11,537	$13,223	$11,767
12/19	$15,132	$17,386	$14,890
12/20	$15,065	$20,585	$15,306
12/21	$18,604	$26,494	$19,157
12/22	$17,797	$21,696	$17,713
12/23	$20,234	$27,399	$19,743
12/24	$24,592	$34,254	$22,580

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	21.54%Footnote Reference	10.20%	9.42%
S&P 500® IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Value IndexFootnote Reference2	14.37%	8.68%	8.49%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$799,455
Number of Holdings	52
Investment Advisory Fees	$4,118
Portfolio Turnover	25%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.9%
Materials	3.0%
Consumer Discretionary	3.2%
Communication Services	6.9%
Energy	6.9%
Consumer Staples	7.6%
Information Technology	8.7%
Industrials	15.2%
Health Care	16.3%
Financials	22.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Citigroup, Inc.	3.8%
KeyCorp	3.5%
Exxon Mobil Corp.	3.0%
Keurig Dr. Pepper, Inc.	2.9%
U.S. Foods Holding Corp.	2.9%
TKO Group Holdings, Inc.	2.7%
Teva Pharmaceutical Industries Ltd., ADR	2.7%
Cboe Global Markets, Inc.	2.5%
The Goldman Sachs Group, Inc.	2.5%
SS&C Technologies Holdings, Inc.	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VVIF-RS-LCAVIP — AR (12/24)

Victory RS Small Cap Growth Equity VIP Series

Class I

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Small Cap Growth Equity VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$93	0.88%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as small growth, as defined by the Russell 2000®Growth  Index (the "Index"), significantly underperformed large growth, as defined by the Russell 1000® Growth Index.  A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000®  Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology, consumer staples, and financials sectors.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care sector.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Small Cap Growth Equity VIP Series Class I - $19,028	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772	Russell 2000® Index - $21,223
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,062	$10,048	$9,862	$9,559
12/16	$10,206	$11,327	$10,978	$11,595
12/17	$14,105	$13,721	$13,411	$13,294
12/18	$12,941	$13,002	$12,163	$11,830
12/19	$17,959	$17,035	$15,628	$14,849
12/20	$24,794	$20,593	$21,040	$17,813
12/21	$22,208	$25,877	$21,636	$20,453
12/22	$14,133	$20,907	$15,933	$16,273
12/23	$17,017	$26,334	$18,906	$19,028
12/24	$19,028	$32,604	$21,772	$21,223

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	11.82%	1.16%	6.64%
Russell 3000® IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%
Russell 2000® IndexFootnote Reference3	11.54%	7.40%	7.82%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.
Footnote[3]	The unmanaged Russell 2000® Index is a market-capitalization-weighted index that measures the performance of the 2,000 smallest U.S. stocks by market capitalization in the Russell 3000® Index.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$70,182
Number of Holdings	109
Investment Advisory Fees	$550
Portfolio Turnover	124%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.5%
Communication Services	0.9%
Energy	2.2%
Materials	2.6%
Consumer Staples	3.8%
Financials	9.4%
Consumer Discretionary	10.7%
Information Technology	20.8%
Industrials	23.0%
Health Care	24.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

FTAI Aviation Ltd.	2.5%
Semtech Corp.	2.2%
Under Armour, Inc., Class C	1.9%
Applied Industrial Technologies, Inc.	1.7%
Varonis Systems, Inc.	1.7%
Utz Brands, Inc.	1.6%
Champion Homes, Inc.	1.6%
Gitlab, Inc., Class A	1.5%
Modine Manufacturing Co.	1.5%
Paylocity Holding Corp.	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VVIF-RS-SCGEVIP — AR (12/24)

Victory Sophus Emerging Markets VIP Series

Class I

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Sophus Emerging Markets VIP Series (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$139	1.35%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in industrials served as the most significant contributor to performance in the period. We were moderately overweight this sector.

  Taiwan was another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. We were moderately underweight this country.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from our underweight allocation in poor performer POSCO. The Fund was effectively neutrally positioned in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral China.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average), like Hon Hai Precision Industry, Xiaomi Corp., Class W, and MediaTek; in addition to poor performers like SK Hynix, Inc., LG Innotek Co. Ltd, and Haesung DS, which the Fund held during the period. The Fund was virtually neutral positioned in this sector.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sophus Emerging Markets VIP Series Class I - $13,961	MSCI All Country World Index (regulatory broad based index) - $24,184	MSCI Emerging Markets Index - $14,293
12/14	$10,000	$10,000	$10,000
12/15	$8,726	$9,764	$8,508
12/16	$9,736	$10,532	$9,460
12/17	$13,910	$13,056	$12,987
12/18	$11,272	$11,827	$11,094
12/19	$13,879	$14,973	$13,139
12/20	$16,123	$17,407	$15,544
12/21	$15,410	$20,633	$15,149
12/22	$11,949	$16,844	$12,105
12/23	$13,267	$20,584	$13,295
12/24	$13,961	$24,184	$14,293

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	5.24%	0.12%	3.39%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	3.64%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance in the global emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$23,823
Number of Holdings	125
Investment Advisory Fees	$252
Portfolio Turnover	83%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.5%
Energy	2.9%
Real Estate	3.0%
Materials	5.1%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.7%
Financials	20.1%
Information Technology	25.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	6.1%
ICICI Bank Ltd., ADR	3.0%
Infosys Ltd., ADR	2.7%
Alibaba Group Holding Ltd., Class W	2.4%
SK Hynix, Inc.	2.2%
Meituan, Class W	1.9%
China Construction Bank Corp., Class H	1.7%
Xiaomi Corp., Class W	1.4%
Sun Pharmaceutical Industries Ltd.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VVIF-RS-SEMVIP — AR (12/24)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. E. Lee Beard is an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Fees for audit services provided to the Registrant were $83,900 and $82,200 for the fiscal years ended December 31,2024 and 2023, respectively.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended December 31,2024 and 2023, respectively. The fees, paid by the Registrant, were payment for the principal accountant performing work relating to assurance and related services.

(c) Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, were $25,125 and $24,550 for the fiscal years ended December 31,2024 and 2023, respectively.

(d) All Other Fees. Fees for other services totaled $0 and $0 for the fiscal years ended December 31,2024 and 2023, respectively.

(e) (1) The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.
      (2) No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f) All of the work in connection with the audit of the Registrant during the years ended December 31,2024 and 2023 was performed by full-time employees of the Registrant’s principal accountant.

(g) The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $25,125 and $24,550 for the years ended December 31,2024 and 2023, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

December 31, 2024
Annual Report: Full Financials
Victory Variable Insurance Funds
Victory 500 Index VIP Series

vcm.com
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access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
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Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
13
Statement of Operations
14
Statements of Changes in Net Assets
15
Financial Highlights
16
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 24
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
25
Advisory Contract Approval
26

Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Variable Insurance Funds
Victory 500 Index VIP Series
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (9.6%):
Alphabet, Inc. , Class C ................................................... 9,119 $ 1,736,622
Alphabet, Inc. , Class A ................................................... 10,329 1,955,280
AT&T, Inc. ........................................................... 12,692 288,997
Charter Communications, Inc. , Class A (a) ..................................... 170 58,271
Comcast Corp. , Class A .................................................. 6,723 252,314
Electronic Arts, Inc. ..................................................... 420 61,446
Fox Corp. , Class A ...................................................... 389 18,898
Fox Corp. , Class B ...................................................... 234 10,703
Liberty Media Corp.-Liberty Formula One (a) ................................... 386 35,767
Liberty Media Corp.-Liberty Formula One (a) ................................... 40 3,362
Live Nation Entertainment, Inc. (a) ........................................... 274 35,483
Meta Platforms, Inc. , Class A .............................................. 3,854 2,256,556
Netflix, Inc. (a) ......................................................... 753 671,164
Omnicom Group, Inc. .................................................... 344 29,598
Pinterest, Inc. , Class A (a) ................................................. 1,035 30,015
ROBLOX Corp. , Class A (a) ............................................... 942 54,504
Snap, Inc. , Class A (a) .................................................... 1,904 20,506
Spotify Technology SA (a) ................................................. 254 113,634
Take-Two Interactive Software, Inc. (a) ........................................ 287 52,831
The Trade Desk, Inc. , Class A (a) ............................................ 793 93,201
The Walt Disney Co. .................................................... 3,210 357,433
T-Mobile US, Inc. ...................................................... 855 188,724
Verizon Communications, Inc. .............................................. 7,463 298,445
Warner Bros Discovery, Inc. (a) ............................................. 3,938 41,625
8,665,379
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 1,831 202,380
Cisco Systems, Inc. ..................................................... 7,048 417,242
Motorola Solutions, Inc. .................................................. 295 136,358
755,980
Consumer Discretionary (11.0%):
Airbnb, Inc. , Class A (a) .................................................. 737 96,849
Amazon.com, Inc. (a) .................................................... 16,649 3,652,624
AutoZone, Inc. (a) ....................................................... 30 96,060
Best Buy Co., Inc. ...................................................... 349 29,944
Booking Holdings, Inc. ................................................... 59 293,137
Burlington Stores, Inc. (a) ................................................. 112 31,927
Carnival Corp. (a) ....................................................... 1,770 44,108
Carvana Co. (a) ......................................................... 204 41,485
Chipotle Mexican Grill, Inc. (a) ............................................. 2,396 144,479
D.R. Horton, Inc. ....................................................... 501 70,050
Darden Restaurants, Inc. .................................................. 208 38,832
Deckers Outdoor Corp. (a) ................................................. 267 54,225
Domino's Pizza, Inc. ..................................................... 61 25,605
DoorDash, Inc. , Class A (a) ................................................ 572 95,953
DraftKings, Inc. (a) ...................................................... 833 30,988
eBay, Inc. ............................................................ 847 52,472
Expedia Group, Inc. (a) ................................................... 213 39,688
Ford Motor Co. ........................................................ 6,905 68,359
Garmin Ltd. ........................................................... 274 56,515
General Motors Co. ..................................................... 1,947 103,717
Genuine Parts Co. ...................................................... 246 28,723
Hilton Worldwide Holdings, Inc. ............................................ 469 115,918
Las Vegas Sands Corp. ................................................... 672 34,514
Lennar Corp. , Class A .................................................... 413 56,321
Lennar Corp. , Class B ................................................... 19 2,511
Lowe's Cos., Inc. ....................................................... 1,000 246,800
Lululemon Athletica, Inc. (a) ............................................... 188 71,893
Marriott International, Inc. , Class A .......................................... 431 120,223
McDonald's Corp. ...................................................... 1,271 368,450

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
NIKE, Inc. , Class B ..................................................... 2,076 $ 157,091
NVR, Inc. (a) .......................................................... 5 40,894
O'Reilly Automotive, Inc. (a) ............................................... 102 120,952
Pool Corp. ............................................................ 65 22,161
PulteGroup, Inc. ........................................................ 361 39,313
Ross Stores, Inc. ....................................................... 570 86,224
Royal Caribbean Cruises Ltd. .............................................. 433 99,889
Starbucks Corp. ........................................................ 1,968 179,580
Tesla, Inc. (a) .......................................................... 4,958 2,002,239
The Home Depot, Inc. ................................................... 1,761 685,011
The TJX Cos., Inc. ...................................................... 1,984 239,687
Tractor Supply Co. ...................................................... 945 50,142
Ulta Beauty, Inc. (a) ..................................................... 82 35,664
Williams-Sonoma, Inc. ................................................... 210 38,888
Yum! Brands, Inc. ...................................................... 493 66,141
9,976,246
Consumer Staples (5.4%):
Altria Group, Inc. ....................................................... 3,002 156,975
Archer-Daniels-Midland Co. ............................................... 843 42,588
Brown-Forman Corp. , Class B ............................................. 512 19,446
Brown-Forman Corp. , Class A .............................................. 78 2,940
Church & Dwight Co., Inc. ................................................ 434 45,444
Colgate-Palmolive Co. ................................................... 1,447 131,547
Constellation Brands, Inc. , Class A .......................................... 275 60,775
Costco Wholesale Corp. .................................................. 786 720,188
Dollar General Corp. .................................................... 389 29,494
Dollar Tree, Inc. (a) ...................................................... 381 28,552
General Mills, Inc. ...................................................... 981 62,558
Hormel Foods Corp. ..................................................... 516 16,187
Kellanova ............................................................ 519 42,023
Kenvue, Inc. .......................................................... 3,400 72,590
Keurig Dr. Pepper, Inc. ................................................... 1,997 64,144
Kimberly-Clark Corp. .................................................... 591 77,445
McCormick & Co., Inc. .................................................. 469 35,757
Mondelez International, Inc. , Class A ......................................... 2,363 141,142
Monster Beverage Corp. (a) ................................................ 1,225 64,386
PepsiCo, Inc. .......................................................... 2,425 368,745
Philip Morris International, Inc. ............................................. 2,753 331,323
Sysco Corp. ........................................................... 869 66,444
Target Corp. .......................................................... 811 109,631
The Campbell's Company ................................................. 348 14,574
The Clorox Co. ........................................................ 219 35,568
The Coca-Cola Co. ...................................................... 7,582 472,055
The Estee Lauder Cos., Inc. ............................................... 412 30,892
The Hershey Co. ....................................................... 261 44,200
The Kraft Heinz Co. ..................................................... 2,136 65,597
The Kroger Co. ........................................................ 1,273 77,844
The Procter & Gamble Co. ................................................ 4,174 699,771
Tyson Foods, Inc. , Class A ................................................ 494 28,375
Walmart, Inc. .......................................................... 7,717 697,231
4,856,431
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 2,122 147,373
CDW Corp. ........................................................... 236 41,073
Corning, Inc. .......................................................... 1,382 65,673
Jabil, Inc. ............................................................ 192 27,629
Keysight Technologies, Inc. (a) ............................................. 305 48,992
TE Connectivity PLC .................................................... 530 75,774
Teledyne Technologies, Inc. (a) ............................................. 82 38,059
Trimble, Inc. (a) ........................................................ 432 30,525

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Zebra Technologies Corp. (a) ............................................... 91 $ 35,146
510,244
Energy (3.3%):
Baker Hughes Co. ...................................................... 1,753 71,908
Cheniere Energy, Inc. .................................................... 394 84,659
Chevron Corp. ......................................................... 3,186 461,460
ConocoPhillips Co. ..................................................... 2,293 227,397
Coterra Energy, Inc. ..................................................... 1,282 32,742
Devon Energy Corp. ..................................................... 1,107 36,232
Diamondback Energy, Inc. ................................................ 334 54,719
EOG Resources, Inc. .................................................... 995 121,967
EQT Corp. ............................................................ 1,051 48,462
Expand Energy Corp. .................................................... 366 36,435
Exxon Mobil Corp. ..................................................... 7,782 837,110
Halliburton Co. ........................................................ 1,551 42,172
Hess Corp. ............................................................ 498 66,239
Kinder Morgan, Inc. ..................................................... 3,437 94,174
Marathon Petroleum Corp. ................................................ 569 79,375
Occidental Petroleum Corp. ............................................... 1,659 81,971
ONEOK, Inc. .......................................................... 1,034 103,814
Phillips 66 Co. ......................................................... 731 83,283
Schlumberger NV ...................................................... 2,499 95,812
Targa Resources Corp. ................................................... 380 67,830
Texas Pacific Land Corp. ................................................. 41 45,344
The Williams Cos., Inc. .................................................. 2,152 116,466
Valero Energy Corp. ..................................................... 559 68,528
2,958,099
Financials (13.5%):
Affirm Holdings, Inc. (a) .................................................. 457 27,831
Aflac, Inc. ............................................................ 885 91,544
American Express Co. ................................................... 1,248 370,394
American International Group, Inc. .......................................... 1,103 80,298
Ameriprise Financial, Inc. ................................................. 172 91,578
Aon PLC , Class A ...................................................... 371 133,248
Apollo Global Management, Inc. ............................................ 703 116,107
Arch Capital Group Ltd. .................................................. 645 59,566
Ares Management Corp. , Class A ........................................... 332 58,774
Arthur J. Gallagher & Co. ................................................. 438 124,326
Bank of America Corp. ................................................... 13,586 597,105
Berkshire Hathaway, Inc. , Class B (a) ......................................... 2,347 1,063,848
Blackrock, Inc. ........................................................ 255 261,403
Blackstone, Inc. ........................................................ 1,268 218,629
Block, Inc. (a) .......................................................... 964 81,930
Brown & Brown, Inc. .................................................... 420 42,848
Capital One Financial Corp. ............................................... 668 119,118
Cboe Global Markets, Inc. ................................................ 185 36,149
Chubb Ltd. ........................................................... 711 196,449
Cincinnati Financial Corp. ................................................ 272 39,086
Citigroup, Inc. ......................................................... 3,345 235,455
Citizens Financial Group, Inc. .............................................. 775 33,914
CME Group, Inc. ....................................................... 637 147,931
Coinbase Global, Inc. , Class A (a) ........................................... 342 84,919
Corebridge Financial, Inc. ................................................. 454 13,588
Discover Financial Services ............................................... 443 76,741
Erie Indemnity Co. , Class A ............................................... 44 18,138
Everest Group Ltd. ...................................................... 58 21,023
FactSet Research Systems, Inc. ............................................. 67 32,179
Fidelity National Information Services, Inc. .................................... 954 77,055
Fifth Third Bancorp ..................................................... 1,183 50,017
First Citizens Bancshares, Inc. , Class A ....................................... 17 35,921
Fiserv, Inc. (a) .......................................................... 1,001 205,625
Global Payments, Inc. .................................................... 447 50,091

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Huntington Bancshares, Inc. ............................................... 2,546 $ 41,423
Interactive Brokers Group, Inc. ............................................. 186 32,861
Intercontinental Exchange, Inc. ............................................. 1,008 150,202
JPMorgan Chase & Co. .................................................. 4,974 1,192,318
KeyCorp ............................................................. 1,746 29,926
KKR & Co., Inc. ....................................................... 1,199 177,344
Loews Corp. .......................................................... 319 27,016
LPL Financial Holdings, Inc. ............................................... 132 43,099
M&T Bank Corp. ....................................................... 293 55,087
Markel Group, Inc. (a) .................................................... 22 37,977
Marsh & McLennan Cos., Inc. ............................................. 870 184,797
Mastercard, Inc. , Class A ................................................. 1,449 763,000
MetLife, Inc. .......................................................... 1,026 84,009
Moody's Corp. ......................................................... 321 151,952
Morgan Stanley ........................................................ 2,182 274,321
MSCI, Inc. ........................................................... 134 80,401
Nasdaq, Inc. .......................................................... 730 56,436
Northern Trust Corp. .................................................... 346 35,465
PayPal Holdings, Inc. (a) .................................................. 1,772 151,240
Principal Financial Group, Inc. ............................................. 403 31,196
Prudential Financial, Inc. ................................................. 630 74,674
Raymond James Financial, Inc. ............................................. 325 50,482
Regions Financial Corp. .................................................. 1,607 37,797
Robinhood Markets, Inc. , Class A (a) ......................................... 1,086 40,464
S&P Global, Inc. ....................................................... 550 273,917
SoFi Technologies, Inc. (a) ................................................. 1,825 28,105
State Street Corp. ....................................................... 517 50,744
Synchrony Financial ..................................................... 687 44,655
T. Rowe Price Group, Inc. ................................................. 385 43,540
The Allstate Corp. ...................................................... 467 90,033
The Bank of New York Mellon Corp. ......................................... 1,286 98,803
The Carlyle Group, Inc. .................................................. 428 21,610
The Charles Schwab Corp. ................................................ 2,971 219,884
The Goldman Sachs Group, Inc. ............................................ 554 317,232
The Hartford Financial Services Group, Inc. .................................... 512 56,013
The PNC Financial Services Group, Inc. ...................................... 701 135,188
The Progressive Corp. ................................................... 1,036 248,236
The Travelers Cos., Inc. .................................................. 401 96,597
Toast, Inc. , Class A (a) .................................................... 724 26,390
Truist Financial Corp. .................................................... 2,348 101,856
U.S. Bancorp .......................................................... 2,761 132,059
Visa, Inc. , Class A ...................................................... 3,057 966,134
W.R. Berkley Corp. ..................................................... 516 30,196
Wells Fargo & Co. ...................................................... 5,897 414,205
Willis Towers Watson PLC ................................................ 178 55,757
12,147,469
Health Care (10.1%):
Abbott Laboratories ..................................................... 3,056 345,664
AbbVie, Inc. .......................................................... 3,132 556,556
Agilent Technologies, Inc. ................................................. 507 68,110
Align Technology, Inc. (a) ................................................. 124 25,855
Alnylam Pharmaceuticals, Inc. (a) ........................................... 227 53,415
Amgen, Inc. ........................................................... 951 247,869
Avantor, Inc. (a) ........................................................ 1,177 24,799
Baxter International, Inc. ................................................. 898 26,186
Becton Dickinson & Co. .................................................. 512 116,158
Biogen, Inc. (a) ......................................................... 257 39,301
Boston Scientific Corp. (a) ................................................. 2,603 232,500
Bristol-Myers Squibb Co. ................................................. 3,595 203,333
Cardinal Health, Inc. .................................................... 428 50,620
Cencora, Inc. .......................................................... 306 68,752
Centene Corp. (a) ....................................................... 886 53,674
CVS Health Corp. ...................................................... 2,227 99,970

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Danaher Corp. ......................................................... 1,229 $ 282,117
Dexcom, Inc. (a) ........................................................ 684 53,195
Edwards Lifesciences Corp. (a) ............................................. 1,028 76,103
Elevance Health, Inc. .................................................... 411 151,618
Eli Lilly & Co. ......................................................... 1,509 1,164,948
GE HealthCare Technologies, Inc. ........................................... 785 61,371
Gilead Sciences, Inc. .................................................... 2,208 203,953
HCA Healthcare, Inc. .................................................... 321 96,348
Hologic, Inc. (a) ........................................................ 397 28,620
Humana, Inc. .......................................................... 213 54,040
IDEXX Laboratories, Inc. (a) ............................................... 144 59,535
Illumina, Inc. (a) ........................................................ 279 37,283
Incyte Corp. (a) ......................................................... 336 23,208
Insulet Corp. (a) ........................................................ 124 32,373
Intuitive Surgical, Inc. (a) ................................................. 628 327,791
IQVIA Holdings, Inc. (a) .................................................. 319 62,687
Johnson & Johnson ..................................................... 4,265 616,804
Labcorp Holdings, Inc. ................................................... 148 33,939
McKesson Corp. ....................................................... 225 128,230
Medtronic PLC ........................................................ 2,273 181,567
Merck & Co., Inc. ...................................................... 4,482 445,869
Mettler-Toledo International, Inc. (a) ......................................... 37 45,276
Moderna, Inc. (a) ....................................................... 609 25,322
Molina Healthcare, Inc. (a) ................................................ 100 29,105
Natera, Inc. (a) ......................................................... 220 34,826
Pfizer, Inc. ............................................................ 10,048 266,574
Quest Diagnostics, Inc. ................................................... 197 29,719
Regeneron Pharmaceuticals, Inc. (a) .......................................... 188 133,918
ResMed, Inc. .......................................................... 258 59,002
Revvity, Inc. .......................................................... 215 23,996
STERIS PLC .......................................................... 175 35,973
Stryker Corp. .......................................................... 634 228,272
The Cigna Group ....................................................... 484 133,652
The Cooper Cos., Inc. (a) .................................................. 352 32,359
Thermo Fisher Scientific, Inc. .............................................. 677 352,196
UnitedHealth Group, Inc. ................................................. 1,628 823,540
Veeva Systems, Inc. , Class A (a) ............................................. 262 55,086
Vertex Pharmaceuticals, Inc. (a) ............................................. 456 183,631
Viatris, Inc. ........................................................... 2,065 25,709
Waters Corp. (a) ........................................................ 105 38,953
West Pharmaceutical Services, Inc. .......................................... 128 41,928
Zimmer Biomet Holdings, Inc. ............................................. 353 37,287
Zoetis, Inc. ........................................................... 800 130,344
9,101,029
Industrials (8.3%):
3M Co. .............................................................. 965 124,572
AMETEK, Inc. ........................................................ 409 73,726
Automatic Data Processing, Inc. ............................................ 722 211,351
Axon Enterprise, Inc. (a) .................................................. 128 76,073
Booz Allen Hamilton Holding Corp. ......................................... 223 28,700
Broadridge Financial Solutions, Inc. ......................................... 206 46,575
Builders FirstSource, Inc. (a) ............................................... 200 28,586
Carlisle Cos., Inc. ....................................................... 80 29,507
Carrier Global Corp. ..................................................... 1,485 101,366
Caterpillar, Inc. ........................................................ 855 310,160
Cintas Corp. .......................................................... 607 110,899
Copart, Inc. (a) ......................................................... 1,561 89,586
CSX Corp. ............................................................ 3,414 110,170
Cummins, Inc. ......................................................... 239 83,315
Deere & Co. .......................................................... 449 190,241
Delta Air Lines, Inc. ..................................................... 1,141 69,030
Dover Corp. ........................................................... 242 45,399
Eaton Corp. PLC ....................................................... 700 232,309

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
EMCOR Group, Inc. .................................................... 80 $ 36,312
Emerson Electric Co. .................................................... 1,008 124,921
Equifax, Inc. .......................................................... 219 55,812
Expeditors International of Washington, Inc. .................................... 246 27,249
Fastenal Co. ........................................................... 1,014 72,917
FedEx Corp. .......................................................... 397 111,688
Ferguson Enterprises, Inc. ................................................. 350 60,750
Fortive Corp. .......................................................... 613 45,975
GE Vernova, Inc. ....................................................... 489 160,847
General Dynamics Corp. .................................................. 485 127,793
General Electric Co. ..................................................... 1,914 319,236
Graco, Inc. ........................................................... 297 25,034
HEICO Corp. .......................................................... 75 17,830
HEICO Corp. , Class A ................................................... 135 25,121
Honeywell International, Inc. .............................................. 1,152 260,225
Howmet Aerospace, Inc. .................................................. 713 77,981
Hubbell, Inc. .......................................................... 95 39,795
IDEX Corp. ........................................................... 134 28,045
Illinois Tool Works, Inc. .................................................. 522 132,358
Ingersoll Rand, Inc. ..................................................... 713 64,498
J.B. Hunt Transport Services, Inc. ........................................... 142 24,234
Jacobs Solutions, Inc. .................................................... 218 29,129
Johnson Controls International PLC .......................................... 1,170 92,348
L3Harris Technologies, Inc. ............................................... 335 70,444
Leidos Holdings, Inc. .................................................... 234 33,710
Lennox International, Inc. ................................................. 57 34,730
Lockheed Martin Corp. ................................................... 420 204,095
Nordson Corp. ......................................................... 96 20,087
Norfolk Southern Corp. .................................................. 401 94,115
Northrop Grumman Corp. ................................................. 258 121,077
Old Dominion Freight Line, Inc. ............................................ 327 57,683
Otis Worldwide Corp. .................................................... 708 65,568
PACCAR, Inc. ......................................................... 913 94,970
Parker-Hannifin Corp. ................................................... 227 144,379
Paychex, Inc. .......................................................... 571 80,066
Pentair PLC ........................................................... 291 29,286
Quanta Services, Inc. .................................................... 258 81,541
Republic Services, Inc. ................................................... 360 72,425
Rockwell Automation, Inc. ................................................ 200 57,158
Rollins, Inc. ........................................................... 514 23,824
RTX Corp. ............................................................ 2,359 272,983
Snap-on, Inc. .......................................................... 91 30,893
Southwest Airlines Co. ................................................... 1,052 35,368
SS&C Technologies Holdings, Inc. .......................................... 377 28,569
Stanley Black & Decker, Inc. .............................................. 272 21,839
Textron, Inc. .......................................................... 327 25,012
The Boeing Co. (a) ...................................................... 1,323 234,171
Trane Technologies PLC .................................................. 398 147,001
TransDigm Group, Inc. ................................................... 97 122,926
TransUnion ........................................................... 344 31,892
Uber Technologies, Inc. (a) ................................................ 3,582 216,066
Union Pacific Corp. ..................................................... 1,073 244,687
United Airlines Holdings, Inc. (a) ............................................ 580 56,318
United Parcel Service, Inc. , Class B .......................................... 1,297 163,552
United Rentals, Inc. ..................................................... 116 81,715
Veralto Corp. .......................................................... 421 42,879
Verisk Analytics, Inc. .................................................... 250 68,858
Vertiv Holdings Co. , Class A ............................................... 653 74,187
W.W. Grainger, Inc. ..................................................... 81 85,378
Waste Management, Inc. .................................................. 710 143,271
Watsco, Inc. ........................................................... 61 28,907
Westinghouse Air Brake Technologies Corp. .................................... 302 57,256
XPO, Inc. (a) .......................................................... 202 26,492

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Xylem, Inc. ........................................................... 428 $ 49,657
7,496,698
IT Services (1.3%):
Accenture PLC , Class A .................................................. 1,105 388,728
Akamai Technologies, Inc. (a) .............................................. 261 24,965
Cloudflare, Inc. , Class A (a) ................................................ 533 57,393
Cognizant Technology Solutions Corp. , Class A ................................. 878 67,518
Gartner, Inc. (a) ........................................................ 133 64,435
GoDaddy, Inc. , Class A (a) ................................................. 247 48,750
International Business Machines Corp. ........................................ 1,638 360,082
MongoDB, Inc. (a) ...................................................... 127 29,567
Snowflake, Inc. , Class A (a) ................................................ 541 83,536
VeriSign, Inc. (a) ........................................................ 169 34,976
1,159,950
Materials (1.8%):
Air Products and Chemicals, Inc. ............................................ 391 113,406
Amcor PLC ........................................................... 2,554 24,033
Avery Dennison Corp. ................................................... 140 26,198
Ball Corp. ............................................................ 527 29,054
CF Industries Holdings, Inc. ............................................... 306 26,108
Corteva, Inc. .......................................................... 1,217 69,320
Dow, Inc. ............................................................ 1,239 49,721
DuPont de Nemours, Inc. ................................................. 740 56,425
Ecolab, Inc. ........................................................... 450 105,444
Freeport-McMoRan, Inc. ................................................. 2,534 96,495
International Flavors & Fragrances, Inc. ....................................... 402 33,989
International Paper Co. ................................................... 607 32,669
Linde PLC ............................................................ 830 347,496
LyondellBasell Industries NV , Class A ........................................ 459 34,090
Martin Marietta Materials, Inc. ............................................. 107 55,265
Newmont Corp. ........................................................ 2,017 75,073
Nucor Corp. ........................................................... 414 48,318
Packaging Corp. of America ............................................... 156 35,120
PPG Industries, Inc. ..................................................... 410 48,974
Reliance, Inc. .......................................................... 95 25,580
RPM International, Inc. .................................................. 225 27,689
Smurfit WestRock PLC ................................................... 900 48,474
Steel Dynamics, Inc. ..................................................... 253 28,860
The Sherwin-Williams Co. ................................................ 410 139,371
Vulcan Materials Co. .................................................... 232 59,677
Westlake Corp. ........................................................ 59 6,764
1,643,613
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc. ......................................... 306 29,850
American Tower Corp. ................................................... 826 151,497
AvalonBay Communities, Inc. .............................................. 251 55,212
CBRE Group, Inc. , Class A (a) .............................................. 539 70,765
CoStar Group, Inc. (a) .................................................... 718 51,402
Crown Castle, Inc. ...................................................... 768 69,704
Digital Realty Trust, Inc. .................................................. 588 104,270
Equinix, Inc. .......................................................... 170 160,291
Equity Residential ...................................................... 667 47,864
Essex Property Trust, Inc. ................................................. 113 32,255
Extra Space Storage, Inc. ................................................. 371 55,502
Gaming and Leisure Properties, Inc. ......................................... 466 22,443
Invitation Homes, Inc. ................................................... 1,082 34,592
Iron Mountain, Inc. ..................................................... 517 54,342
Mid-America Apartment Communities, Inc. .................................... 206 31,841
Prologis, Inc. .......................................................... 1,636 172,925
Public Storage ......................................................... 279 83,544
Realty Income Corp. .................................................... 1,551 82,839

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
SBA Communications Corp. ............................................... 188 $ 38,314
Simon Property Group, Inc. ............................................... 574 98,848
Sun Communities, Inc. ................................................... 223 27,422
UDR, Inc. ............................................................ 582 25,265
Ventas, Inc. ........................................................... 759 44,697
VICI Properties, Inc. .................................................... 1,865 54,477
Welltower, Inc. ......................................................... 1,104 139,137
Weyerhaeuser Co. ...................................................... 1,284 36,145
Zillow Group, Inc. , Class A (a) .............................................. 92 6,518
Zillow Group, Inc. , Class C (a) .............................................. 270 19,993
1,801,954
Semiconductors & Semiconductor Equipment (11.0%):
Advanced Micro Devices, Inc. (a) ............................................ 2,861 345,580
Analog Devices, Inc. .................................................... 874 185,690
Applied Materials, Inc. ................................................... 1,454 236,464
Broadcom, Inc. ........................................................ 8,116 1,881,613
Entegris, Inc. .......................................................... 267 26,449
First Solar, Inc. (a) ...................................................... 180 31,723
Intel Corp. ............................................................ 7,643 153,242
KLA Corp. ........................................................... 235 148,078
Lam Research Corp. ..................................................... 2,265 163,601
Marvell Technology, Inc. ................................................. 1,522 168,105
Microchip Technology, Inc. ................................................ 932 53,450
Micron Technology, Inc. .................................................. 1,968 165,627
Monolithic Power Systems, Inc. ............................................ 83 49,111
NVIDIA Corp. ......................................................... 41,702 5,600,162
ON Semiconductor Corp. (a) ............................................... 750 47,287
QUALCOMM, Inc. ..................................................... 1,969 302,478
Skyworks Solutions, Inc. ................................................. 282 25,008
Teradyne, Inc. ......................................................... 281 35,384
Texas Instruments, Inc. ................................................... 1,615 302,829
9,921,881
Software (10.7%):
Adobe, Inc. (a) ......................................................... 778 345,961
ANSYS, Inc. (a) ........................................................ 154 51,949
AppLovin Corp. , Class A (a) ............................................... 368 119,169
Atlassian Corp. , Class A (a) ................................................ 274 66,686
Autodesk, Inc. (a) ....................................................... 380 112,317
Bentley Systems, Inc. , Class B ............................................. 242 11,301
Cadence Design Systems, Inc. (a) ............................................ 482 144,822
Corpay, Inc. (a) ......................................................... 119 40,272
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 407 139,259
Datadog, Inc. , Class A (a) ................................................. 534 76,303
Dynatrace, Inc. (a) ...................................................... 523 28,425
Fair Isaac Corp. (a) ...................................................... 42 83,619
Fortinet, Inc. (a) ........................................................ 1,122 106,007
Gen Digital, Inc. ....................................................... 990 27,106
HubSpot, Inc. (a) ....................................................... 88 61,316
Intuit, Inc. ............................................................ 484 304,194
Microsoft Corp. ........................................................ 12,991 5,475,706
MicroStrategy, Inc. (a) .................................................... 351 101,657
Oracle Corp. .......................................................... 2,898 482,923
Palantir Technologies, Inc. , Class A (a) ........................................ 3,646 275,747
Palo Alto Networks, Inc. (a) ................................................ 1,151 209,436
PTC, Inc. (a) ........................................................... 211 38,797
Roper Technologies, Inc. .................................................. 189 98,252
Salesforce, Inc. ........................................................ 1,653 552,647
ServiceNow, Inc. (a) ..................................................... 364 385,884
Synopsys, Inc. (a) ....................................................... 270 131,047
Tyler Technologies, Inc. (a) ................................................ 75 43,248
Workday, Inc. , Class A (a) ................................................. 374 96,503
Zoom Communications, Inc. (a) ............................................. 464 37,867

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Zscaler, Inc. (a) ......................................................... 168 $ 30,309
9,678,729
Technology Hardware, Storage & Peripherals (7.8%):
Apple, Inc. ........................................................... 26,787 6,708,001
Dell Technologies, Inc. , Class C ............................................ 587 67,646
Hewlett Packard Enterprise Co. ............................................. 2,292 48,934
HP, Inc. .............................................................. 1,705 55,634
NetApp, Inc. .......................................................... 359 41,673
Pure Storage, Inc. , Class A (a) .............................................. 550 33,786
Seagate Technology Holdings PLC .......................................... 373 32,194
Super Micro Computer, Inc. (a) ............................................. 889 27,097
Western Digital Corp. (a) .................................................. 610 36,374
7,051,339
Utilities (2.2%):
Alliant Energy Corp. .................................................... 454 26,850
Ameren Corp. ......................................................... 472 42,074
American Electric Power Co., Inc. ........................................... 942 86,881
American Water Works Co., Inc. ............................................ 345 42,949
Atmos Energy Corp. ..................................................... 274 38,160
CenterPoint Energy, Inc. .................................................. 1,151 36,521
CMS Energy Corp. ...................................................... 526 35,058
Consolidated Edison, Inc. ................................................. 626 55,858
Constellation Energy Corp. ................................................ 551 123,264
Dominion Energy, Inc. ................................................... 1,488 80,144
DTE Energy Co. ....................................................... 366 44,195
Duke Energy Corp. ...................................................... 1,368 147,388
Edison International ..................................................... 686 54,770
Entergy Corp. ......................................................... 759 57,547
Evergy, Inc. ........................................................... 402 24,743
Eversource Energy ...................................................... 648 37,215
Exelon Corp. .......................................................... 1,781 67,037
FirstEnergy Corp. ....................................................... 1,021 40,615
NextEra Energy, Inc. .................................................... 3,644 261,238
NiSource, Inc. ......................................................... 823 30,253
NRG Energy, Inc. ....................................................... 352 31,757
PG&E Corp. .......................................................... 3,852 77,733
PPL Corp. ............................................................ 1,308 42,458
Public Service Enterprise Group, Inc. ......................................... 883 74,605
Sempra .............................................................. 1,123 98,510
The Southern Co. ....................................................... 1,940 159,701
Vistra Corp. ........................................................... 594 81,895
WEC Energy Group, Inc. ................................................. 560 52,662
Xcel Energy, Inc. ....................................................... 1,015 68,533
2,020,614
Total Common Stocks (Cost $18,893,228) 89,745,655
Total Investments (Cost $18,893,228) — 99.4% 89,745,655
Other assets in excess of liabilities — 0.6% 526,206
NET ASSETS - 100.00% $ 90,271,861
(a) Non-income producing security.
PLC
—
Public Limited Company

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 3/21/25 $ 306,425 $ 296,788 $ (9,637)
Total unrealized appreciation $ —
Total unrealized depreciation (9,637)
Total net unrealized appreciation (depreciation) $ (9,637)

Statement of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Variable Insurance Funds
Victory 500 Index
VIP Series
Assets:
Investments, at value (Cost $18,893,228) $ 89,745,655
Cash 199,728
Deposit with broker for futures contracts 236,270
Receivables:
Dividends, interest, and securities lending income 54,125
Capital shares issued 111,268
From Adviser 18,260
Variation margin on open futures contracts 1,150
Prepaid expenses 181
Total Assets 90,366,637
Liabilities:
Payables:
Capital shares redeemed 34,108
Variation margin on open futures contracts 3,154
Accrued expenses and other payables:
Investment advisory fees 19,625
Administration fees 4,399
Custodian fees 824
Sub-Transfer agent fees 902
Compliance fees 65
Trustees' fees 30
Other accrued expenses 31,669
Total Liabilities 94,776
Commitments and contingencies (Note 4 )
Net Assets:
Capital 2,706,459
Total accumulated earnings (loss) 87,565,402
Net Assets $ 90,271,861
Shares (unlimited shares authorized with a par value of $0.001 per share):
5,050,641
Net asset value: $ 17 .87

Statement of Operations
For the Year Ended December 31, 2024

See notes to financial statements.
Victory Variable Insurance Funds
Victory 500 Index
VIP Series
Investment Income:
Dividends $ 1,240,889
Interest 31,761
Securities lending (net of fees) 32
Foreign tax withholding (45)
Total Income 1,272,637
Expenses:
Investment advisory fees 233,899
Administration fees 50,637
Sub-Administration fees 19,500
Custodian fees 8,686
Transfer agent fees 243
Sub-Transfer agent fees 3,777
Trustees' fees 7,143
Compliance fees 822
Legal and audit fees 16,707
Licensing fees 27,560
Other expenses 14,683
Total Expenses 383,657
Expenses waived/reimbursed by Adviser (121,708)
Net Expenses 261,949
Net Investment Income (Loss) 1,010,688
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 17,407,908
Net realized gains (losses) from futures contracts 178,871
Net change in unrealized appreciation/depreciation on investment securities 2,380,694
Net change in unrealized appreciation/depreciation on futures contracts (18,472)
Net realized/unrealized gains (losses) on investments 19,949,001
Change in net assets resulting from operations $ 20,959,689

Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory 500 Index VIP Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,010,688 $ 1,181,105
Net realized gains (losses) 17,586,779 7,786,272
Net change in unrealized appreciation/depreciation 2,362,222 12,171,453
Change in net assets resulting from operations 20,959,689 21,138,830
Change in net assets resulting from distributions to shareholders (8,673,912) (8,306,766)
Change in net assets resulting from capital transactions (14,447,800) (4,015,176)
Change in net assets (2,162,023) 8,816,888
Net Assets:
Beginning of period 92,433,884 83,616,996
End of period $ 90,271,861 $ 92,433,884
Capital Transactions:
Proceeds from shares issued $ 5,104,268 $ 3,208,458
Distributions reinvested 8,673,912 8,306,766
Cost of shares redeemed (28,225,980) (15,530,400)
Change in net assets resulting from capital transactions $ (14,447,800) $ (4,015,176)
Share Transactions:
Issued 289,886 210,388
Reinvested 467,889 528,373
Redeemed (1,576,180) (1,010,893)
Change in Shares (818,405) (272,132)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory 500 Index VIP Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $15.75 $13.62 $19.79 $17.71 $19.35
Investment Activities:
Net investment income (loss)(a) 0.19 0.20 0.21 0.21 0.28
Net realized and unrealized gains (losses) 3.79 3.45 (3.95) 4.59 3.53
Total from Investment Activities 3.98 3.65 (3.74) 4.80 3.81
Distributions to Shareholders from:
Net investment income (0.24) (0.20) (0.19) (0.23) (0.32)
Net realized gains (1.62) (1.32) (2.24) (2.49) (5.13)
Total Distributions (1.86) (1.52) (2.43) (2.72) (5.45)
Net Asset Value, End of Period $17.87 $15.75 $13.62 $19.79 $17.71
Total Return(b)(c) 24.96% 26.94% (19.36)% 27.43% 20.13%
Ratios to Average Net Assets:
Net Expenses(d) 0.28% 0.28% 0.28% 0.28% 0.28%
Net Investment Income (Loss) 1.08% 1.33% 1.26% 1.04% 1.46%
Gross Expenses(d) 0.41% 0.41% 0.41% 0.48% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $90,272 $92,434 $83,617 $116,044 $103,571
Portfolio Turnover 3% 8% 7% 9% 13%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
December 31, 2024
Victory Variable Insurance Funds
17
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory 500 Index VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital
Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
18
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended December 31, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
December 31, 2024:
Level 1 Level 2 Level 3 Total
Victory 500 Index VIP Series
Common Stocks ............................ $ 89,745,655 $ — $ — $ 89,745,655
Total .................................... $ 89,745,655 $ — $ — $ 89,745,655
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (9,637) — — (9,637)
Total .................................... $ (9,637) $ — $ — $ (9,637)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (9,637)
Victory 500 Index VIP Series ........................................................................... $ 9,637
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
19
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of December 31, 2024, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 178871.00 (18472.00)
Victory 500 Index VIP Series ......................................................... $ 178,871 $ (18,472)

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
20
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2024, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.25% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, and Victory Portfolios II, in aggregate, compensate the Adviser for these services.
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Excluding U.S. Government Securities
Purchases Sales
Victory 500 Index VIP Series .......................................................... $ 2,933,238 $ 25,138,076
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
21
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Passive Investment Risk/Index Risk — The Fund is designed to track the Index and is not actively managed. The Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry, or sector, unless that security is added to or removed, respectively, from the Index. The Fund does not, therefore, seek returns in excess of the Index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the Index.
Sector Focus Risk —  While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with the sectors in which the Fund may make significant investments.  Market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical
In effect until April 30, 2025
Victory 500 Index VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Expires
2025
Expires
2026
Expires
2027 Total
Victory 500 Index VIP Series ............................................ $ 124,202 $ 119,712 $ 121,708 $ 365,622

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
22
events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended December 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of December 31, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
As of December 31, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
Year Ended December 31, 2024
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Victory 500 Index VIP Series ..................................................... $ 1,180,535 $ 7,493,377 $ 8,673,912
Year Ended December 31, 2023
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Victory 500 Index VIP Series ..................................................... $ 1,185,060 $ 7,121,706 $ 8,306,766

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
23
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and derivatives.
As of December 31, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
As of December 31, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings (Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory 500 Index VIP Series ........................ $ 1,126,196 $ 16,935,486 $ 18,061,682 $ 69,503,720 $ 87,565,402
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory 500 Index VIP Series ........................ $ 20,241,935 $ 70,859,563 $ (1,355,843) $ 69,503,720

24
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory 500 Index VIP
Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 13, 2025

Supplemental Information
December 31, 2024
Victory Variable Insurance Funds
25
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 100%.
For the year ended December 31, 2024, the Fund designated long-term capital gain distributions in the amount of $7,493,377.

Victory Variable Insurance Funds
26
(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2024. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Adviser.
The Board reviewed the Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund individually and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that the advisory fee arrangement for the Fund does not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Fund.
To help it evaluate the fees and expenses of the Fund in relation to funds in a peer group selected by an independent third-party consultant, the
Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided as described in greater detail below. The Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/
or reimburses any expenses.

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
27
(Unaudited)
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When the Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which the
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). If the Fund underperformed the selected peer group and/or benchmark index for multiple periods of time, the
Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the
Adviser the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When the Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which the Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board also met with the portfolio managers of the Fund during the 12 months prior to voting on the contract renewal to discuss the Fund’s performance, and received a report each quarter on the Fund’s performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Performance. Noting that the Fund’s investment objective is to match the performance of an index maintained by an independent third party before fees and expenses, the Board compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five- and ten-year periods, outperformed the peer group median for the one-, five- and ten-year periods, and underperformed the peer group median for the three-year period. The Board considered the Fund’s tracking error as a factor in evaluating performance.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
28
(Unaudited)
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SPIVIP-AR (12/24)

December 31, 2024
Annual Report: Full Financials
Victory Variable Insurance Funds
Victory High Yield VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
12
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 20
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
21
Advisory Contract Approval
22

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Variable Insurance Funds
Victory High Yield VIP Series
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (0.0%)(a)
Consumer Discretionary (0.0%):(a)
Jo-Ann Stores LLC (b) ................................................... 562 $ 351
Health Care (0.0%):
Covis Parent SCA, Class A Shares (b) (c) ....................................... 147 —
Covis Parent SCA, Class B Shares (b) (c) ....................................... 147 —
Covis Parent SCA, Class C Shares (b) (c) ....................................... 147 —
Covis Parent SCA, Class D Shares (b) (c) ...................................... 147 —
Covis Parent SCA, Class E Shares (b) (c) ....................................... 147 —
—
Total Common Stocks (Cost $1,581) 351
Principal Amount
Senior Secured Loans (5.6%)
Communication Services (0.5%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loans, First Lien , 11 .36%
( SOFR01M + 700 bps ) , 1/4/29 (d) ......................................... $ 34,912 35,444
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien , 3/9/27 (e) .......... 50,000 46,838
82,282
Consumer Discretionary (2.1%):
Carnival Corp., 2027 Term Loan, First Lien , 7 .32% ( SOFR01M + 275 bps ) , 8/9/27 (d) ....... 66,793 67,147
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien , 8 .02% ( SOFR03M + 350 bps ) ,
2/25/29 (d) ........................................................ 98,985 98,737
Men's Wearhouse, Inc., Term Loans, First Lien , 11 .06% ( SOFR03M + 650 bps ) , 2/21/29 (d) ... 63,491 63,173
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 8 .12%
( SOFR03M + 325 bps ) , 2/25/28 (d) ........................................ 170,353 165,154
394,211
Financials (1.1%):
Chariot Buyer LLC, Initial Term Loans, First Lien , 7 .92% ( SOFR01M + 325 bps ) , 11/3/28 (d) .. 194,000 194,924
Kronos Acquisition Holdings, Inc., Initial Term Loans, First Lien , 7/8/31 (e) ............. 24,938 23,476
218,400
Health Care (0.9%):
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien , 2/18/27 (e) ............. 181,456 71,675
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien , 9 .86%
( SOFR01M + 550 bps ) , 10/2/28 (d) ........................................ 484 485
LifeScan Global Corporation, Initial Term Loan, First Lien , 11 .12% ( SOFR03M + 650 bps ) ,
12/31/26 (d) ....................................................... 287,887 93,027
165,187
Industrials (1.0%):
Cotiviti Corp., Initial Fixed Rate Term Loans, First Lien , 4/30/31 (e) ................... 75,000 75,422
The GEO Group, Inc., Term Loan, First Lien , 9 .59% ( SOFR01M + 525 bps ) , 4/14/29 (d) ..... 42,919 43,599
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien , 9 .36% ( SOFR01M + 500 bps ) ,
5/15/28 (d) ........................................................ 74,650 75,443
194,464
Total Senior Secured Loans (Cost $1,350,364) 1,054,544
Corporate Bonds (61.5%)
Communication Services (9.9%):
AMC Networks, Inc. , 10 .25% , 1/15/29 , Callable 1/15/26 @ 105.13 (f) ................. 125,000 132,757
CCO Holdings LLC/CCO Holdings Capital Corp. , 4 .25% , 1/15/34 , Callable 1/15/28 @
102.13 (f) ......................................................... 315,000 255,569
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. , 8 .00% , 6/15/29 , Callable
6/15/25 @ 104 (f) ................................................... 250,000 253,556
Clear Channel Outdoor Holdings, Inc. , 7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (f) ....... 235,000 241,808
Consolidated Communications, Inc. , 6 .50% , 10/1/28 , Callable 1/18/25 @ 103.25 (f) ........ 57,500 55,371
CSC Holdings LLC , 11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (f) .................. 100,000 98,577
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 2/7/25 @ 100 (f) ........... 181,000 66,535
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. , 5 .88% , 8/15/27 , Callable 2/7/25
@ 102.94 (f) ....................................................... 45,000 43,782
Frontier Communications Holdings LLC
5 .88% , 10/15/27 , Callable 2/7/25 @ 101.47 (f) .............................. 230,000 229,158

Victory Variable Insurance Funds
Victory High Yield VIP Series
4
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
6 .75% , 5/1/29 , Callable 2/7/25 @ 103.38 (f) ................................ $ 52,000 $ 52,247
Gray Television, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (f) ............................. 50,000 50,064
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (f) (g) ........................... 79,000 42,039
Lamar Media Corp. , 3 .63% , 1/15/31 , Callable 1/15/26 @ 101.81 ..................... 20,000 17,611
Match Group Holdings II LLC , 4 .63% , 6/1/28 , Callable 2/7/25 @ 101.16 (f) ............. 60,000 57,169
News Corp. , 5 .13% , 2/15/32 , Callable 2/15/27 @ 102.56 (f) ......................... 30,000 28,305
Scripps Escrow II, Inc. , 3 .88% , 1/15/29 , Callable 2/7/25 @ 100.97 (f) .................. 100,000 73,425
Sinclair Television Group, Inc. , 5 .50% , 3/1/30 , Callable 2/7/25 @ 102.75 (f) ............. 129,000 87,001
Univision Communications, Inc. , 7 .38% , 6/30/30 , Callable 6/30/25 @ 103.69 (f) .......... 100,000 95,767
1,880,741
Consumer Discretionary (14.5%):
Acushnet Co. , 7 .38% , 10/15/28 , Callable 10/15/25 @ 103.69 (f) ...................... 20,000 20,672
American Axle & Manufacturing, Inc. , 6 .88% , 7/1/28 , Callable 1/18/25 @ 101.72 (g) ...... 250,000 247,599
Asbury Automotive Group, Inc. , 5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (f) ........... 150,000 137,283
Ashton Woods USA LLC/Ashton Woods Finance Co. , 4 .63% , 4/1/30 , Callable 4/1/25 @
102.31 (f) ......................................................... 55,000 49,843
Beazer Homes USA, Inc. , 7 .50% , 3/15/31 , Callable 3/15/27 @ 103.75 (f) ............... 250,000 252,411
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 6/15/26 @ 102.38 (f) ................... 30,000 27,695
Caesars Entertainment, Inc.
8 .13% , 7/1/27 , Callable 1/18/25 @ 102.03 (f) ............................... 136,000 137,375
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (f) .............................. 25,000 25,122
Group 1 Automotive, Inc. , 6 .38% , 1/15/30 , Callable 7/15/26 @ 103.19 (f) ............... 35,000 35,139
Hanesbrands, Inc. , 9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (f) (g) ................... 30,000 31,986
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 5/1/26 @ 102 (f) ........... 60,000 53,909
LGI Homes, Inc. , 7 .00% , 11/15/32 , Callable 11/15/27 @ 103.5 (f) .................... 15,000 14,861
Light & Wonder International, Inc. , 7 .00% , 5/15/28 , Callable 1/23/25 @ 101.75 (f) ........ 475,000 476,180
Lithia Motors, Inc. , 4 .38% , 1/15/31 , Callable 10/15/25 @ 102.19 (f) ................... 257,000 233,201
M/I Homes, Inc. , 4 .95% , 2/1/28 , Callable 1/23/25 @ 102.48 ........................ 65,000 62,736
Newell Brands, Inc. , 6 .88% , 4/1/36 , Callable 10/1/35 @ 100 (g) ...................... 16,000 16,211
Nordstrom, Inc. , 4 .38% , 4/1/30 , Callable 1/1/30 @ 100 ............................ 50,000 45,284
PetSmart, Inc./PetSmart Finance Corp.
4 .75% , 2/15/28 , Callable 2/7/25 @ 102.38 (f) ............................... 125,000 117,923
7 .75% , 2/15/29 , Callable 2/7/25 @ 103.88 (f) ............................... 90,000 86,974
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (f) . 30,000 25,579
Royal Caribbean Cruises Ltd. , 6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (f) ................ 100,000 99,773
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable 3/1/25
@ 103.31 (f) ....................................................... 25,000 23,959
Taylor Morrison Communities, Inc. , 5 .75% , 1/15/28 , Callable 10/15/27 @ 100 (f) ......... 35,000 34,744
The Gap, Inc. , 3 .63% , 10/1/29 , Callable 2/7/25 @ 101.81 (f) ........................ 60,000 53,898
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (f) ..................... 35,000 35,378
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. , 7 .13% , 2/15/31 , Callable 11/15/30 @
100 (f) ........................................................... 350,000 364,109
ZF North America Capital, Inc. , 6 .88% , 4/23/32 , Callable 2/23/32 @ 100 (f) ............. 57,500 54,601
2,764,445
Consumer Staples (3.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 6 .50% , 2/15/28 ,
Callable 2/15/25 @ 103.25 (f) (g) ........................................ 200,000 202,600
Edgewell Personal Care Co. , 4 .13% , 4/1/29 , Callable 1/18/25 @ 102.06 (f) .............. 40,000 36,906
Goat Holdco LLC , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (f) ...................... 24,000 23,764
Performance Food Group, Inc. , 6 .13% , 9/15/32 , Callable 9/15/27 @ 103.06 (f) (g) ......... 150,000 149,915
Post Holdings, Inc.
6 .25% , 2/15/32 , Callable 2/15/27 @ 103.13 (f) .............................. 75,000 74,481
6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (f) ................................ 20,000 19,617
U.S. Foods, Inc. , 5 .75% , 4/15/33 , Callable 10/15/27 @ 102.88 (f) ..................... 122,000 118,539
625,822
Energy (2.1%):
Hilcorp Energy I LP/Hilcorp Finance Co. , 7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (f) .... 82,000 77,174
Murphy Oil Corp. , 6 .00% , 10/1/32 , Callable 10/1/27 @ 103 ........................ 40,000 38,434
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (f) ................. 55,000 48,360
Permian Resources Operating LLC , 5 .88% , 7/1/29 , Callable 2/7/25 @ 102.94 (f) .......... 120,000 117,764
SM Energy Co. , 7 .00% , 8/1/32 , Callable 8/1/27 @ 103.5 (f) ......................... 35,000 34,464

Victory Variable Insurance Funds
Victory High Yield VIP Series
5
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
Sunoco LP , 7 .25% , 5/1/32 , Callable 5/1/27 @ 103.63 (f) ............................ $ 40,000 $ 41,318
Venture Global LNG, Inc. , 9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (f) ................. 40,000 43,953
401,467
Financials (3.4%):
Acrisure LLC/Acrisure Finance, Inc. , 7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (f) ....... 77,000 79,214
Arsenal AIC Parent LLC , 8 .00% , 10/1/30 , Callable 10/1/26 @ 104 (f) .................. 125,000 129,337
Block, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (f) .......................... 80,000 80,821
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (f) ............. 100,000 104,760
NCR Atleos Corp. , 9 .50% , 4/1/29 , Callable 10/1/26 @ 104.75 (f) ..................... 16,000 17,309
NESCO Holdings II, Inc. , 5 .50% , 4/15/29 , Callable 2/7/25 @ 102.75 (f) ................ 100,000 92,796
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer , 4 .88% ,
5/15/29 , Callable 2/7/25 @ 102.44 (f) ..................................... 16,000 15,049
PRA Group, Inc. , 8 .88% , 1/31/30 , Callable 6/1/26 @ 104.44 (f) ...................... 40,000 41,502
Sfa Issuer LLC , 11 .00% , 12/15/29 ........................................... 24,000 23,083
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (f) ......................................................... 20,000 20,348
Starwood Property Trust, Inc. , 7 .25% , 4/1/29 , Callable 10/1/28 @ 100 (f) ............... 35,000 35,879
640,098
Health Care (5.8%):
CHS/Community Health Systems, Inc.
6 .13% , 4/1/30 , Callable 4/1/25 @ 103.06 (f) ................................ 200,000 137,175
5 .25% , 5/15/30 , Callable 5/15/25 @ 102.63 (f) .............................. 25,000 20,552
10 .88% , 1/15/32 , Callable 2/15/27 @ 105.44 (f) ............................. 30,000 30,952
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (d) ....... 55,000 55,215
DaVita, Inc. , 6 .88% , 9/1/32 , Callable 9/1/27 @ 103.44 (f) ........................... 250,000 251,884
Embecta Corp. , 5 .00% , 2/15/30 , Callable 2/15/27 @ 101.25 (f) ....................... 15,000 13,796
Encompass Health Corp. , 4 .63% , 4/1/31 , Callable 4/1/26 @ 102.31 ................... 16,000 14,765
LifePoint Health, Inc. , 11 .00% , 10/15/30 , Callable 10/15/26 @ 105.5 (f) ................ 150,000 164,782
Medline Borrower LP , 5 .25% , 10/1/29 , Callable 2/7/25 @ 102.63 (f) ................... 57,500 55,358
Medline Borrower LP/Medline Co-Issuer, Inc. , 6 .25% , 4/1/29 , Callable 4/1/26 @ 103.13 (f) .. 35,000 35,356
Organon & Co./Organon Foreign Debt Co.-Issuer BV , 5 .13% , 4/30/31 , Callable 4/30/26 @
102.56 (f) ......................................................... 250,000 224,797
Pediatrix Medical Group, Inc. , 5 .38% , 2/15/30 , Callable 2/15/25 @ 102.69 (f) ............ 60,000 57,274
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 4/1/26 @ 101.88 (f) .................... 20,000 17,568
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (f) ........... 16,000 16,310
1,095,784
Industrials (12.3%):
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 2/15/25 @ 103.63 (f) .............................. 125,000 127,932
8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (f) ............................. 100,000 104,889
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (f) ................ 46,149 45,796
Brightline East LLC , 11 .00% , 1/31/30 , Callable 5/9/27 @ 105.5 (f) .................... 70,000 66,784
Builders FirstSource, Inc. , 6 .38% , 3/1/34 , Callable 3/1/29 @ 103.19 (f) ................. 75,000 74,080
BWX Technologies, Inc. , 4 .13% , 4/15/29 , Callable 1/23/25 @ 102.06 (f) ................ 30,000 27,838
Chart Industries, Inc. , 7 .50% , 1/1/30 , Callable 1/1/26 @ 103.75 (f) .................... 100,000 103,998
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (f) 75,000 75,400
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (f) ......................... 16,000 16,205
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (f) .............. 40,000 40,210
Masterbrand, Inc. , 7 .00% , 7/15/32 , Callable 7/15/27 @ 103.5 (f) ...................... 28,000 28,202
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 2/7/25 @ 101.63 (f) ........................................... 125,000 125,900
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (f) ................. 37,000 37,131
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (f) ..................... 95,000 95,531
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (f) .................. 45,000 45,042
Sensata Technologies, Inc. , 6 .63% , 7/15/32 , Callable 7/15/27 @ 103.31 (f) .............. 35,000 34,942
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (f) ............................. 75,000 80,400
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (f) ............................. 145,000 160,333
Standard Industries, Inc.
4 .38% , 7/15/30 , Callable 7/15/25 @ 102.19 (f) .............................. 175,000 159,564
3 .38% , 1/15/31 , Callable 7/15/25 @ 101.69 (f) .............................. 150,000 128,616
The ADT Security Corp. , 4 .88% , 7/15/32 (f) .................................... 30,000 27,470

Victory Variable Insurance Funds
Victory High Yield VIP Series
6
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
The Hertz Corp.
4 .63% , 12/1/26 , Callable 2/7/25 @ 101.16 (f) (g) ............................. $ 40,000 $ 33,647
12 .63% , 7/15/29 , Callable 7/15/27 @ 106.31 (f) ............................. 50,000 53,257
TKC Holdings, Inc. , 10 .50% , 5/15/29 , Callable 2/7/25 @ 105.25 (f) ................... 50,000 50,430
TransDigm, Inc. , 6 .00% , 1/15/33 , Callable 9/15/27 @ 103 (f) ........................ 150,000 147,015
TriNet Group, Inc. , 7 .13% , 8/15/31 , Callable 8/15/26 @ 103.56 (f) .................... 30,000 30,594
United Rentals North America, Inc. , 6 .13% , 3/15/34 , Callable 3/15/29 @ 103.06 (f) ........ 260,000 258,100
WESCO Distribution, Inc. , 7 .25% , 6/15/28 , Callable 2/7/25 @ 102.42 (f) ............... 125,000 127,088
XPO, Inc. , 7 .13% , 6/1/31 , Callable 6/1/26 @ 103.56 (f) ............................ 43,000 43,900
2,350,294
Information Technology (2.9%):
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (f) .............................. 50,000 49,070
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (f) ............................... 5,000 5,078
Diebold Nixdorf, Inc. , 7 .75% , 3/31/30 , Callable 12/18/26 @ 103.88 (f) ................. 16,000 16,428
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (f) ................. 40,000 40,132
EquipmentShare.com, Inc. , 8 .00% , 3/15/33 , Callable 9/15/27 @ 104 (f) ................. 200,000 203,013
Gen Digital, Inc. , 7 .13% , 9/30/30 , Callable 9/30/25 @ 103.56 (f) ..................... 16,000 16,444
Neptune Bidco U.S., Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (f) .............. 101,000 94,011
Open Text Holdings, Inc. , 4 .13% , 12/1/31 , Callable 12/1/26 @ 102.06 (f) ............... 57,500 50,887
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (f) ............................ 50,000 50,737
Zebra Technologies Corp. , 6 .50% , 6/1/32 , Callable 6/1/27 @ 103.25 (f) ................. 28,000 28,384
554,184
Materials (5.5%):
AAR Escrow Issuer LLC , 6 .75% , 3/15/29 , Callable 3/15/26 @ 103.38 (f) ............... 75,000 76,024
AmeriTex HoldCo Intermediate LLC , 10 .25% , 10/15/28 , Callable 10/15/25 @ 105.13 (f) .... 250,000 265,657
ATI, Inc. , 5 .13% , 10/1/31 , Callable 10/1/26 @ 102.56 ............................. 125,000 117,504
Avient Corp. , 6 .25% , 11/1/31 , Callable 9/15/27 @ 103.13 (f) ........................ 16,000 15,814
Axalta Coating Systems LLC , 3 .38% , 2/15/29 , Callable 2/7/25 @ 101.69 (f) ............. 60,000 54,491
Cleveland-Cliffs, Inc. , 7 .00% , 3/15/32 , Callable 3/15/27 @ 103.5 (f) ................... 50,000 49,093
Dcli Bidco LLC , 7 .75% , 11/15/29 , Callable 11/15/26 @ 103.88 (f) .................... 37,000 37,811
Knife River Corp. , 7 .75% , 5/1/31 , Callable 5/1/26 @ 103.88 (f) ...................... 75,000 78,111
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 2/7/25 @ 101.81 (f) ................. 30,000 27,680
Sasol Financing USA LLC , 8 .75% , 5/3/29 , Callable 3/3/29 @ 100 (f) .................. 50,000 50,751
Sealed Air Corp. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (f) ..................... 55,000 55,285
Smyrna Ready Mix Concrete LLC , 8 .88% , 11/15/31 , Callable 11/15/26 @ 104.44 (f) ....... 45,000 47,192
The Chemours Co. , 8 .00% , 1/15/33 , Callable 1/15/28 @ 104 (f) ...................... 150,000 146,547
United States Steel Corp. , 6 .88% , 3/1/29 , Callable 1/23/25 @ 103.44 .................. 30,000 30,119
1,052,079
Real Estate (1.0%):
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 9/15/34 , Callable 6/15/34 @ 100 ......... 50,000 49,092
RHP Hotel Properties LP/RHP Finance Corp.
4 .50% , 2/15/29 , Callable 2/7/25 @ 102.25 (f) ............................... 30,000 28,278
6 .50% , 4/1/32 , Callable 4/1/27 @ 103.25 (f) ................................ 50,000 50,234
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (f) ................ 77,500 69,765
197,369
Utilities (0.8%):
Calpine Corp. , 4 .63% , 2/1/29 , Callable 2/7/25 @ 101.16 (f) ......................... 95,000 89,597
NRG Energy, Inc. , 5 .75% , 7/15/29 , Callable 1/18/25 @ 102.88 (f) ..................... 40,000 39,255
Vistra Operations Co. LLC , 6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (f) .............. 15,000 15,354
144,206
Total Corporate Bonds (Cost $11,968,424) 11,706,489
Yankee Dollars (16.4%)
Communication Services (0.4%):
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 25,000 25,181
Vmed O2 UK Financing I PLC , 4 .75% , 7/15/31 , Callable 7/15/26 @ 102.38 (f) ........... 55,500 47,659
72,840
Consumer Discretionary (5.0%):
Carnival Corp. , 6 .00% , 5/1/29 , Callable 2/7/25 @ 103 (f) ........................... 150,000 149,691
Great Canadian Gaming Corp. , 8 .75% , 11/15/29 , Callable 11/15/26 @ 104.38 (f) .......... 21,000 21,583

Victory Variable Insurance Funds
Victory High Yield VIP Series
7
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount Value
IHO Verwaltungs GmbH , 8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (f) (h) .............. $ 115,000 $ 115,692
International Game Technology PLC
6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (f) ................................. 50,000 50,233
5 .25% , 1/15/29 , Callable 2/7/25 @ 101.31 (f) ............................... 25,000 24,326
Mattamy Group Corp. , 4 .63% , 3/1/30 , Callable 3/1/25 @ 102.31 (f) ................... 36,000 33,477
Melco Resorts Finance Ltd. , 5 .38% , 12/4/29 , Callable 2/7/25 @ 102.69 (f) .............. 30,000 27,437
NCL Corp. Ltd. , 5 .88% , 3/15/26 , Callable 12/15/25 @ 100 (f) ....................... 260,000 259,724
Royal Caribbean Cruises Ltd. , 5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (f) ............ 10,000 9,834
Viking Cruises Ltd. , 9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (f) ................... 10,000 10,745
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 2/7/25 @ 102.81 (f) ......... 250,000 245,947
948,689
Energy (1.3%):
Petrobras Global Finance BV , 5 .50% , 6/10/51 , Callable 12/10/50 @ 100 ................ 55,000 41,669
TechnipFMC PLC , 6 .50% , 2/1/26 , Callable 2/7/25 @ 100 (f) ........................ 200,000 199,966
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (f) ..................... 10,000 10,505
252,140
Financials (1.3%):
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (f) .................. 65,000 67,018
Belron UK Finance PLC , 5 .75% , 10/15/29 , Callable 10/15/26 @ 102.88 (f) .............. 35,000 35,118
GGAM Finance Ltd. , 5 .88% , 3/15/30 , Callable 9/15/26 @ 102.94 (f) .................. 40,000 39,330
UniCredit SpA , 5 .86% ( USISOA05 + 370 bps ) , 6/19/32 , Callable 6/19/27 @ 100 (d) (f) ....... 110,000 109,989
251,455
Health Care (1.3%):
Bausch Health Cos., Inc. , 6 .13% , 2/1/27 , Callable 2/7/25 @ 101.53 (f) ................. 250,000 228,011
Perrigo Finance Unlimited Co. , 6 .13% , 9/30/32 , Callable 9/30/27 @ 103.06 ............. 25,000 24,532
252,543
Industrials (4.3%):
ATS Corp. , 4 .13% , 12/15/28 , Callable 2/7/25 @ 101.03 (f) .......................... 30,000 27,761
Azorra Finance Ltd. , 7 .75% , 4/15/30 , Callable 10/15/26 @ 103.88 (f) .................. 140,000 139,079
Bombardier, Inc.
7 .88% , 4/15/27 , Callable 2/7/25 @ 100 (f) ................................. 82,000 82,040
8 .75% , 11/15/30 , Callable 11/15/26 @ 104.38 (f) ............................. 125,000 134,479
7 .25% , 7/1/31 , Callable 7/1/27 @ 103.63 (f) ................................ 30,000 30,940
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (f) ......... 65,000 64,350
Latam Airlines Group SA , 7 .88% , 4/15/30 , Callable 10/15/26 @ 103.94 (f) .............. 60,000 60,409
Optics Bidco SpA , 7 .20% , 7/18/36 , Callable 4/18/36 @ 100 (f) ....................... 55,000 56,351
Seaspan Corp. , 5 .50% , 8/1/29 , Callable 2/7/25 @ 102.75 (f) ......................... 45,000 41,980
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 6 .38% , 2/1/30 , Callable 2/7/25
@ 103.19 (f) (g) ..................................................... 200,000 175,203
812,592
Information Technology (0.5%):
Seagate HDD Cayman
8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 ................................ 30,000 32,093
9 .63% , 12/1/32 , Callable 12/1/27 @ 104.81 ................................ 55,000 61,994
94,087
Materials (2.3%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (f) ............ 10,000 10,334
Aris Mining Corp. , 8 .00% , 10/31/29 , Callable 10/31/26 @ 104 (f) ..................... 15,000 14,851
INEOS Finance PLC , 7 .50% , 4/15/29 , Callable 4/15/26 @ 103.75 (f) .................. 175,000 179,294
NOVA Chemicals Corp.
9 .00% , 2/15/30 , Callable 8/15/26 @ 104.5 (f) ............................... 200,000 210,972
7 .00% , 12/1/31 , Callable 12/1/27 @ 103.5 (f) ............................... 25,000 24,917
440,368
Total Yankee Dollars (Cost $3,059,627) 3,124,714
Shares
Exchange-Traded Funds (4.8%)
iShares BB Rated Corporate Bond ETF ....................................... 20,000 919,976
Total Exchange-Traded Funds (Cost $930,194) 919,976

Victory Variable Insurance Funds
Victory High Yield VIP Series
8
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Collateral for Securities Loaned (4.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (i) ........ 218,978 $ 218,978
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (i) ............ 218,978 218,978
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (i) ................ 218,978 218,978
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (i) . 218,978 218,978
Total Collateral for Securities Loaned (Cost $875,912) 875,912
Total Investments (Cost $18,186,102) — 92.9% 17,681,986
Other assets in excess of liabilities — 7.1% 1,348,349
NET ASSETS - 100.00% $ 19,030,335
At December 31, 2024, the Fund's investments in foreign securities were 17.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2024.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$13,928,081 and amounted to 73.2% of net assets.
(g) All or a portion of this security is on loan.
(h) Up to 8.75% of the coupon may be PIK.
(i) Rate disclosed is the daily yield on December 31, 2024.
bps
—
Basis points
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2024.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2024.

Statement of Assets and Liabilities
December 31, 2024
9
See notes to financial statements.
Victory Variable Insurance Funds
Victory High Yield
VIP Series
Assets:
Investments, at value (Cost $18,186,102) $ 17,681,986 (a)
Cash 340,590
Receivables:
Dividends, interest, and securities lending income 314,090
Investments sold 1,720,919
From Adviser 6,266
Prepaid expenses 41
Total Assets 20,063,892
Liabilities:
Payables:
Collateral received on loaned securities 875,912
Investments purchased 106,354
Capital shares redeemed 12,436
Accrued expenses and other payables:
Investment advisory fees 9,778
Administration fees 914
Custodian fees 2,129
Sub-Transfer agent fees 3,680
Compliance fees 13
Trustees' fees 6
Other accrued expenses 22,335
Total Liabilities 1,033,557
Commitments and contingencies (Note 4 )
Net Assets:
Capital 24,731,784
Total accumulated earnings (loss) (5,701,449)
Net Assets $ 19,030,335
Shares (unlimited shares authorized with a par value of $0.001 per share):
3,184,694
Net asset value: $ 5 .98
(a) Includes $833,695 of securities on loan.

Statement of Operations
For the Year Ended December 31, 2024
10
See notes to financial statements.
Victory Variable Insurance Funds
Victory High Yield
VIP Series
Investment Income:
Dividends $ 39,401
Interest 1,675,773
Securities lending (net of fees) 33,795
Total Income 1,748,969
Expenses:
Investment advisory fees 122,108
Administration fees 10,975
Sub-Administration fees 18,500
Custodian fees 10,407
Transfer agent fees 192
Sub-Transfer agent fees 15,478
Trustees' fees 3,064
Compliance fees 180
Legal and audit fees 15,283
Interest fees 972
Other expenses 17,470
Total Expenses 214,629
Expenses waived/reimbursed by Adviser (32,585)
Net Expenses 182,044
Net Investment Income (Loss) 1,566,925
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (918,344)
Net change in unrealized appreciation/depreciation on investment securities 980,793
Net realized/unrealized gains (losses) on investments 62,449
Change in net assets resulting from operations $ 1,629,374

11
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Yield VIP Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,566,925 $ 1,731,032
Net realized gains (losses) (918,344) (2,214,109)
Net change in unrealized appreciation/depreciation 980,793 2,839,257
Change in net assets resulting from operations 1,629,374 2,356,180
Change in net assets resulting from distributions to shareholders (1,772,988) (1,670,342)
Change in net assets resulting from capital transactions (2,160,235) (1,490,405)
Change in net assets (2,303,849) (804,567)
Net Assets:
Beginning of period 21,334,184 22,138,751
End of period $ 19,030,335 $ 21,334,184
Capital Transactions:
Proceeds from shares issued $ 1,806,807 $ 1,116,442
Distributions reinvested 1,772,988 1,670,342
Cost of shares redeemed (5,740,030) (4,277,189)
Change in net assets resulting from capital transactions $ (2,160,235) $ (1,490,405)
Share Transactions:
Issued 288,406 179,407
Reinvested 295,991 275,634
Redeemed (906,817) (688,700)
Change in Shares (322,420) (233,659)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory High Yield VIP Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $6.08 $5.92 $7.40 $7.42 $7.36
Investment Activities:
Net investment income (loss)(a) 0.49 0.49 0.44 0.40 0.44
Net realized and unrealized gains (losses) 0.02 0.18 (1.44) 0.03 0.14
Total from Investment Activities 0.51 0.67 (1.00) 0.43 0.58
Distributions to Shareholders from:
Net investment income (0.61) (0.51) (0.48) (0.45) (0.52)
Total Distributions (0.61) (0.51) (0.48) (0.45) (0.52)
Net Asset Value, End of Period $5.98 $6.08 $5.92 $7.40 $7.42
Total Return(b)(c) 8.42% 11.41% (13.55)% 5.85% 7.92%
Ratios to Average Net Assets:
Net Expenses(d) 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss) 7.70% 7.88% 6.55% 5.21% 6.10%
Gross Expenses(d) 1.05% 1.02% 1.01% 0.99% 1.04%
Supplemental Data:
Net Assets at end of period (000's) $19,030 $21,334 $22,139 $30,016 $30,119
Portfolio Turnover 109%(e) 52% 42% 75% 91%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects increased tradng activity due to a sub-adviser termination.

Notes to Financial Statements
December 31, 2024
Victory Variable Insurance Funds
13
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory High Yield VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital
Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
14
(a)     Zero market value securities.
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Level 1 Level 2 Level 3 Total
Victory High Yield VIP Series
Common Stocks ............................ $ — $ 351 $ — (a) $ 351
Senior Secured Loans ........................ — 1,054,544 — 1,054,544
Corporate Bonds ........................... — 11,706,489 — 11,706,489
Yankee Dollars ............................ — 3,124,714 — 3,124,714
Exchange-Traded Funds ...................... 919,976 — — 919,976
Collateral for Securities Loaned ................ 875,912 — — 875,912
Total .................................... $ 1,795,888 $ 15,886,098 $ — (a) $ 17,681,986

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
15
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of December 31, 2024:
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2024, were as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory High Yield VIP Series ........................................ $ 833,695 $ — $ 875,912
Excluding U.S. Government Securities
Purchases Sales
Victory High Yield VIP Series .......................................................... $ 20,334,581 $ 23,745,988

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
16
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
VCM had a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”) with respect to the Fund. Park Avenue was responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board. Sub-investment advisory fees, which were paid by VCM to Park Avenue, did not represent a separate or additional expense to the Fund.
Effective October 3, 2024, VCM has terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective
October 4, 2024, the Fund is now managed by VCM.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, and Victory Portfolios II, in aggregate, compensate the Adviser for these services.
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
17
exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund’s investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
In effect until April 30, 2025
Victory High Yield VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.89%
Expires
2025
Expires
2026
Expires
2027 Total
Victory High Yield VIP Series ............................................ $ 30,665 $ 28,181 $ 32,585 $ 91,431

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
18
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended December 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of December 31, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
As of December 31, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
Year Ended December 31, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Victory High Yield VIP Series .................................................................. $ 1,772,988 $ 1,772,988
Year Ended December 31, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Victory High Yield VIP Series .................................................................. $ 1,670,342 $ 1,670,342

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
19
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and callable bonds amortization.
As of December 31, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of December 31, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Undistributed
Ordinary
Income
Accumulated
Earnings (Loss)
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory High Yield VIP Series ....................... $ 1,577,437 $ 1,577,437 $ (6,754,896) $ (523,990) $ (5,701,449)
Short-Term
Amount
Long-Term
Amount Total
Victory High Yield VIP Series ............................................. $ (431,357) $ (6,323,539) $ (6,754,896)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory High Yield VIP Series ........................ $ 18,205,976 $ 186,872 $ (710,862) $ (523,990)

20
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory High Yield
VIP Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and agent banks; when replies were not received from agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 13, 2025

Supplemental Information
December 31, 2024
Victory Variable Insurance Funds
21
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of less than 1%.

Victory Variable Insurance Funds
22
(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2024. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends;
The historical relationship between the Fund and the Adviser; and
That until October 2024, the Fund was sub-advised, but that after that date the Adviser’s Victory Income Investors investment franchise man-
aged the Fund.
The Board reviewed the Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund individually and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that the advisory fee arrangement for the Fund does not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Fund.
To help it evaluate the fees and expenses of the Fund in relation to funds in a peer group selected by an independent third-party consultant, the
Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided as described in greater detail below. The Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
23
(Unaudited)
assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/
or reimburses any expenses.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When the Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which the
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). If the Fund underperformed the selected peer group and/or benchmark index for multiple periods of time, the
Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the
Adviser the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When the Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which the Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board also met with the portfolio managers of the Fund during the 12 months prior to voting on the contract renewal to discuss the Fund’s performance, and received a report each quarter on the Fund’s performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Performance. The Board compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-, five- and ten-year periods, and underperformed the peer group median for the three-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the fourth quartile (most expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
24
(Unaudited)
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-HYVIP-AR (12/24)

December 31, 2024
Annual Report: Full Financials
Victory Variable Insurance Funds
Victory RS International VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
10
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 18
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
19
Advisory Contract Approval
20

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Variable Insurance Funds
Victory RS International VIP Series
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.3%)
Australia (6.7%):
Consumer Discretionary (1.5%):
Aristocrat Leisure Ltd. ................................................... 37,926 $ 1,601,249
Financials (1.3%):
Macquarie Group Ltd. ................................................... 10,180 1,391,911
Health Care (1.0%):
CSL Ltd. ............................................................. 5,998 1,046,103
Materials (1.8%):
BHP Group Ltd. ........................................................ 77,497 1,890,064
Real Estate (1.1%):
Scentre Group (a) ....................................................... 550,968 1,166,034
7,095,361
Austria (1.1%):
Financials (1.1%):
BAWAG Group AG (b) ................................................... 13,750 1,158,068
Belgium (1.2%):
Information Technology (0.5%):
Melexis NV ........................................................... 10,198 596,164
Materials (0.7%):
Solvay SA , Class A ..................................................... 21,794 704,487
1,300,651
China (0.6%):
Communication Services (0.6%):
Tencent Holdings Ltd. ................................................... 11,100 592,458
Denmark (4.3%):
Consumer Discretionary (1.4%):
Pandora A/S .......................................................... 8,104 1,482,898
Health Care (2.9%):
Novo Nordisk A/S , Class B ................................................ 35,539 3,066,838
4,549,736
France (8.6%):
Consumer Discretionary (2.1%):
La Francaise des Jeux SACA (b) ............................................ 26,014 1,001,670
LVMH Moet Hennessy Louis Vuitton SE ...................................... 1,928 1,268,042
2,269,712
Consumer Staples (1.7%):
L'Oreal SA ........................................................... 5,061 1,791,351
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 3,583 479,771
Industrials (2.7%):
Rexel SA ............................................................. 44,241 1,126,634
Safran SA ............................................................ 7,842 1,717,994
2,844,628
Information Technology (0.6%):
Capgemini SE ......................................................... 4,073 665,138
Materials (1.0%):
Arkema SA ........................................................... 13,871 1,055,325
9,105,925
Germany (9.5%):
Communication Services (0.8%):
CTS Eventim AG & Co. KGaA ............................................. 9,861 833,480
Consumer Discretionary (0.6%):
Volkswagen AG , Preference Shares .......................................... 6,646 613,106

Victory Variable Insurance Funds
Victory RS International VIP Series
4
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Financials (2.4%):
Allianz SE , Registered Shares .............................................. 8,413 $ 2,585,473
Industrials (1.9%):
Siemens AG , Registered Shares ............................................. 10,129 1,974,817
Information Technology (2.7%):
SAP SE .............................................................. 11,821 2,907,243
Utilities (1.1%):
RWE AG ............................................................. 37,970 1,135,640
10,049,759
Hong Kong (2.6%):
Financials (1.5%):
AIA Group Ltd. ........................................................ 223,000 1,601,830
Real Estate (1.1%):
CK Asset Holdings Ltd. .................................................. 268,000 1,093,843
2,695,673
Ireland (1.0%):
Materials (1.0%):
James Hardie Industries PLC (a) ............................................ 34,112 1,051,104
Italy (0.7%):
Utilities (0.7%):
Snam SpA ............................................................ 154,493 684,731
Japan (22.7%):
Communication Services (1.8%):
Capcom Co. Ltd. ....................................................... 44,800 974,651
Kakaku.com, Inc. ....................................................... 63,600 969,139
1,943,790
Consumer Discretionary (3.1%):
Toyota Motor Corp. ..................................................... 117,600 2,296,387
ZOZO, Inc. ........................................................... 30,300 933,267
3,229,654
Consumer Staples (1.2%):
Toyo Suisan Kaisha Ltd. .................................................. 18,200 1,234,320
Financials (3.5%):
Mizuho Financial Group, Inc. .............................................. 68,800 1,679,743
Tokio Marine Holdings, Inc. ............................................... 54,900 1,970,446
3,650,189
Health Care (2.5%):
Hoya Corp. ........................................................... 12,900 1,601,124
Shionogi & Co. Ltd. ..................................................... 75,700 1,061,806
2,662,930
Industrials (6.0%):
Fuji Electric Co. Ltd. .................................................... 22,200 1,186,963
MISUMI Group, Inc. .................................................... 55,100 847,149
Mitsubishi Heavy Industries Ltd. ............................................ 120,700 1,683,195
Nippon Yusen KK ...................................................... 36,600 1,218,293
Sanwa Holdings Corp. ................................................... 52,100 1,439,180
6,374,780
Information Technology (3.4%):
Disco Corp. ........................................................... 3,700 981,620
Fujitsu Ltd. ........................................................... 71,600 1,257,887
Oracle Corp. .......................................................... 13,900 1,330,447
3,569,954
Real Estate (0.9%):
Sumitomo Realty & Development Co. Ltd. .................................... 30,700 954,824

Victory Variable Insurance Funds
Victory RS International VIP Series
5
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (0.3%):
Tokyo Gas Co. Ltd. ..................................................... 11,600 $ 321,428
23,941,869
Netherlands (6.6%):
Communication Services (1.3%):
Koninklijke KPN NV .................................................... 372,446 1,357,907
Financials (1.6%):
ING Groep NV ........................................................ 106,295 1,665,571
Industrials (1.7%):
Wolters Kluwer NV ..................................................... 10,890 1,809,052
Information Technology (2.0%):
ASM International NV ................................................... 2,320 1,341,197
ASML Holding NV ..................................................... 1,182 827,794
2,168,991
7,001,521
New Zealand (0.8%):
Health Care (0.8%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 36,949 793,867
Norway (0.2%):
Energy (0.2%):
Aker BP ASA ......................................................... 13,043 256,541
Spain (3.2%):
Communication Services (0.0%):(c)
Telefonica SA ......................................................... 1 4
Financials (2.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 223,782 2,189,265
Industrials (1.1%):
Aena SME SA (b) ....................................................... 5,700 1,163,190
3,352,459
Sweden (1.6%):
Industrials (1.6%):
Atlas Copco AB , Class B ................................................. 125,282 1,693,597
Switzerland (10.6%):
Consumer Staples (2.6%):
Coca-Cola HBC AG ..................................................... 36,759 1,255,564
Nestle SA , Registered Shares .............................................. 18,549 1,522,407
2,777,971
Financials (2.8%):
Partners Group Holding AG ............................................... 819 1,112,872
UBS Group AG ........................................................ 60,044 1,839,061
2,951,933
Health Care (5.2%):
Novartis AG , Registered Shares ............................................. 27,436 2,672,125
Roche Holding AG ...................................................... 9,919 2,774,489
5,446,614
11,176,518
United Kingdom (15.3%):
Consumer Discretionary (1.9%):
Greggs PLC ........................................................... 27,095 945,413
Next PLC ............................................................ 9,437 1,119,264
2,064,677
Consumer Staples (3.9%):
Imperial Brands PLC .................................................... 61,205 1,956,962
Unilever PLC ......................................................... 38,725 2,200,037
4,156,999

Victory Variable Insurance Funds
Victory RS International VIP Series
6
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Energy (2.8%):
BP PLC .............................................................. 175,637 $ 868,034
Shell PLC (a) .......................................................... 66,462 2,071,365
2,939,399
Financials (4.3%):
Barclays PLC ......................................................... 659,036 2,204,263
HSBC Holdings PLC .................................................... 199,286 1,957,302
Legal & General Group PLC ............................................... 115,562 331,765
4,493,330
Materials (1.5%):
Rio Tinto PLC ......................................................... 26,619 1,571,078
Utilities (0.9%):
Centrica PLC .......................................................... 553,382 923,105
16,148,588
Total Common Stocks (Cost $75,803,590) 102,648,426
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 1,564 118,254
Total Exchange-Traded Funds (Cost $102,181) 118,254
Total Investments (Cost $75,905,771) — 97.4% 102,766,680
Other assets in excess of liabilities — 2.6% 2,742,080
NET ASSETS - 100.00% $ 105,508,760
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$3,322,928 and amounted to 3.1% of net assets.
(c) Amount represents less than 0.05% of net assets.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Statement of Assets and Liabilities
December 31, 2024
7
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS
International VIP
Series
Assets:
Investments, at value (Cost $75,905,771) $ 102,766,680
Foreign currency, at value (Cost $69,047) 68,912
Cash 1,866,236
Receivables:
Dividends, interest, and securities lending income 14,395
Capital shares issued 83,849
From Adviser 33,505
Reclaims 877,920
Prepaid expenses 223
Total Assets 105,711,720
Liabilities:
Payables:
Capital shares redeemed 52,362
Accrued expenses and other payables:
Investment advisory fees 73,168
Administration fees 5,132
Custodian fees 11,870
Sub-Transfer agent fees 28,360
Compliance fees 70
Trustees' fees 35
Other accrued expenses 31,963
Total Liabilities 202,960
Commitments and contingencies (Note 4 )
Net Assets:
Capital 73,949,975
Total accumulated earnings (loss) 31,558,785
Net Assets $ 105,508,760
Shares (unlimited shares authorized with a par value of $0.001 per share):
6,048,465
Net asset value: $ 17 .44

Statement of Operations
For the Year Ended December 31, 2024
8
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS
International VIP
Series
Investment Income:
Dividends $ 3,865,139
Interest 61,660
Securities lending (net of fees) 1,510
Foreign tax withholding (423,321)
Total Income 3,504,988
Expenses:
Investment advisory fees 928,065
Administration fees 62,644
Sub-Administration fees 15,125
Custodian fees 60,296
Transfer agent fees 294
Sub-Transfer agent fees 118,687
Trustees' fees 8,558
Compliance fees 1,022
Legal and audit fees 22,605
Other expenses 44,790
Total Expenses 1,262,086
Expenses waived/reimbursed by Adviser (183,563)
Net Expenses 1,078,523
Net Investment Income (Loss) 2,426,465
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 7,440,418
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (2,972,940)
Net realized/unrealized gains (losses) on investments 4,467,478
Change in net assets resulting from operations $ 6,893,943

9
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International VIP
Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,426,465 $ 2,336,584
Net realized gains (losses) 7,440,418 1,159,937
Net change in unrealized appreciation/depreciation (2,972,940) 17,787,845
Change in net assets resulting from operations 6,893,943 21,284,366
Change in net assets resulting from distributions to shareholders (3,216,769) (3,135,641)
Change in net assets resulting from capital transactions (17,612,362) (12,977,255)
Change in net assets (13,935,188) 5,171,470
Net Assets:
Beginning of period 119,443,948 114,272,478
End of period $ 105,508,760 $ 119,443,948
Capital Transactions:
Proceeds from shares issued $ 5,285,200 $ 3,011,765
Distributions reinvested 3,216,769 3,135,641
Cost of shares redeemed (26,114,331) (19,124,661)
Change in net assets resulting from capital transactions $ (17,612,362) $ (12,977,255)
Share Transactions:
Issued 291,788 187,300
Reinvested 184,448 185,541
Redeemed (1,435,102) (1,198,544)
Change in Shares (958,866) (825,703)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory RS International VIP Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $17.05 $14.59 $19.33 $17.60 $17.48
Investment Activities:
Net investment income (loss)(a) 0.38 0.32 0.44 0.39 0.32
Net realized and unrealized gains (losses) 0.56 2.60 (3.46) 2.13 0.75
Total from Investment Activities 0.94 2.92 (3.02) 2.52 1.07
Distributions to Shareholders from:
Net investment income (0.55) (0.46) (0.42) (0.37) (0.45)
Net realized gains — — (1.30) (0.42) (0.50)
Total Distributions (0.55) (0.46) (1.72) (0.79) (0.95)
Net Asset Value, End of Period $17.44 $17.05 $14.59 $19.33 $17.60
Total Return(b)(c) 5.50% 20.02% (15.81)% 14.37% 6.24%
Ratios to Average Net Assets:
Net Expenses(d) 0.93% 0.93% 0.93% 0.93% 0.93%
Net Investment Income (Loss) 2.09% 2.01% 2.71% 2.02% 2.02%
Gross Expenses(d) 1.09% 1.10% 1.10% 1.01% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $105,509 $119,444 $114,272 $150,255 $147,783
Portfolio Turnover 20% 23% 27% 35% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
December 31, 2024
Victory Variable Insurance Funds
11
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS International VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
12
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of December
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Level 1 Level 2 Level 3 Total
Victory RS International VIP Series
Common Stocks ............................ $ — $ 102,648,426 $ — $ 102,648,426
Exchange-Traded Funds ...................... 118,254 — — 118,254
Total .................................... $ 118,254 $ 102,648,426 $ — $ 102,766,680

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
13
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of December 31, 2024, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2024, were as follows:
Excluding U.S. Government Securities
Purchases Sales
Victory RS International VIP Series ...................................................... $ 22,382,198 $ 40,966,784

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
14
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.80% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, and Victory Portfolios II, in aggregate, compensate the Adviser for these services.
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2024, the expense limit (excluding voluntary waivers) was:
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
15
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed
In effect until April 30, 2025
Victory RS International VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.93%
Expires
2025
Expires
2026
Expires
2027 Total
Victory RS International VIP Series ........................................ $ 202,948 $ 199,137 $ 183,563 $ 585,648

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
16
with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended December 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of December 31, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
As of December 31, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of December 31, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
During the tax year ended December 31, 2024, the Fund utilized the following capital loss carryforwards (amounts in thousands):
Year Ended December 31, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Victory RS International VIP Series .............................................................. $ 3,216,769 $ 3,216,769
Year Ended December 31, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Victory RS International VIP Series .............................................................. $ 3,135,641 $ 3,135,641
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings (Loss)
Other Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory RS International VIP Series ....... $ 2,480,910 $ 6,062,257 $ 8,543,167 $ (12,237) $ 23,027,855 $ 31,558,785
Amount
Victory RS International VIP Series ........................................................................ $ (1,120,240)

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
17
As of December 31, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory RS International VIP Series .................... $ 79,738,825 $ 30,364,350 $ (7,336,495) $ 23,027,855

18
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory RS International
VIP Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 13, 2025

Supplemental Information
December 31, 2024
Victory Variable Insurance Funds
19
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on December 31, 2024, were $0.62 and $0.06, respectively.

Victory Variable Insurance Funds
20
(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2024. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Adviser.
The Board reviewed the Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund individually and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that the advisory fee arrangement for the Fund does not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Fund.
To help it evaluate the fees and expenses of the Fund in relation to funds in a peer group selected by an independent third-party consultant, the
Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided as described in greater detail below. The Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/
or reimburses any expenses.

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
21
(Unaudited)
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When the Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which the
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). If the Fund underperformed the selected peer group and/or benchmark index for multiple periods of time, the
Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the
Adviser the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When the Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which the Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board also met with the portfolio managers of the Fund during the 12 months prior to voting on the contract renewal to discuss the Fund’s performance, and received a report each quarter on the Fund’s performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Performance. The Board compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-, three- and ten-year periods, and underperformed the peer group median for the five-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the fourth quartile (most expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
22
(Unaudited)
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-IVIP-AR (12/24)

December 31, 2024
Annual Report: Full Financials
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
8
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 15
Supplemental Information (Unaudited)
Additional Federal Income Tax Information

Advisory Contract Approval
17

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (95.8%)
Communication Services (6.9%):
Alphabet, Inc. , Class A ................................................... 101,570 $ 19,227,201
Take-Two Interactive Software, Inc. (a) ........................................ 75,560 13,909,085
TKO Group Holdings, Inc. (a) .............................................. 152,480 21,668,933
54,805,219
Consumer Discretionary (3.2%):
LKQ Corp. ........................................................... 446,040 16,391,970
Mattel, Inc. (a) ......................................................... 507,540 8,998,684
25,390,654
Consumer Staples (7.6%):
Keurig Dr. Pepper, Inc. ................................................... 729,110 23,419,013
Mondelez International, Inc. , Class A ......................................... 240,850 14,385,970
U.S. Foods Holding Corp. (a) ............................................... 342,610 23,112,471
60,917,454
Energy (6.9%):
ConocoPhillips Co. ..................................................... 144,684 14,348,312
Enterprise Products Partners LP ............................................. 540,060 16,936,282
Exxon Mobil Corp. ..................................................... 223,050 23,993,489
55,278,083
Financials (22.8%):
Cboe Global Markets, Inc. ................................................ 103,000 20,126,200
Citigroup, Inc. ......................................................... 430,680 30,315,565
Everest Group Ltd. ...................................................... 43,920 15,919,243
Fairfax Financial Holdings Ltd. ............................................. 12,000 16,697,975
JPMorgan Chase & Co. .................................................. 68,670 16,460,886
KeyCorp ............................................................. 1,644,340 28,183,988
The Goldman Sachs Group, Inc. ............................................ 34,810 19,932,902
The PNC Financial Services Group, Inc. ...................................... 99,470 19,182,790
The Progressive Corp. ................................................... 64,430 15,438,072
182,257,621
Health Care (16.3%):
AbbVie, Inc. .......................................................... 86,010 15,283,977
GE HealthCare Technologies, Inc. ........................................... 94,670 7,401,301
Johnson & Johnson ..................................................... 72,740 10,519,659
McKesson Corp. ....................................................... 20,960 11,945,313
Medtronic PLC ........................................................ 177,700 14,194,676
Merck & Co., Inc. ...................................................... 199,830 19,879,088
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 968,250 21,340,230
The Cigna Group ....................................................... 59,220 16,353,011
UnitedHealth Group, Inc. ................................................. 27,065 13,691,101
130,608,356
Industrials (15.2%):
FedEx Corp. .......................................................... 52,120 14,662,919
General Dynamics Corp. .................................................. 28,310 7,459,402
Johnson Controls International PLC .......................................... 133,240 10,516,633
Leidos Holdings, Inc. .................................................... 56,860 8,191,252
PACCAR, Inc. ......................................................... 105,955 11,021,439
Parker-Hannifin Corp. ................................................... 14,820 9,425,965
Regal Rexnord Corp. .................................................... 48,470 7,519,151
RTX Corp. ............................................................ 77,351 8,951,058
Sensata Technologies Holding PLC .......................................... 410,950 11,260,030
SS&C Technologies Holdings, Inc. .......................................... 262,940 19,925,593
The Toro Co. .......................................................... 152,830 12,241,683
121,175,125
Information Technology (8.7%):
Amphenol Corp. , Class A ................................................. 137,920 9,578,544
Analog Devices, Inc. .................................................... 49,380 10,491,275

Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
4
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Applied Materials, Inc. ................................................... 44,990 $ 7,316,724
Corpay, Inc. (a) ......................................................... 46,290 15,665,462
Salesforce, Inc. ........................................................ 36,930 12,346,807
Zebra Technologies Corp. (a) ............................................... 36,280 14,012,061
69,410,873
Materials (3.0%):
PPG Industries, Inc. ..................................................... 108,020 12,902,989
Sealed Air Corp. ....................................................... 328,510 11,113,493
24,016,482
Real Estate (2.3%):
Alexandria Real Estate Equities, Inc. ......................................... 84,360 8,229,318
Equity LifeStyle Properties, Inc. ............................................ 156,430 10,418,238
18,647,556
Utilities (2.9%):
Exelon Corp. .......................................................... 425,640 16,021,090
Vistra Corp. ........................................................... 50,819 7,006,415
23,027,505
Total Common Stocks (Cost $584,271,384) 765,534,928
Total Investments (Cost $584,271,384) — 95.8% 765,534,928
Other assets in excess of liabilities — 4.2% 33,920,004
NET ASSETS - 100.00% $ 799,454,932
At December 31, 2024, the Fund's investments in foreign securities were 8.5% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statement of Assets and Liabilities
December 31, 2024
5
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS Large
Cap Alpha VIP
Series
Assets:
Investments, at value (Cost $584,271,384) $ 765,534,928
Cash 33,611,477
Receivables:
Dividends and interest 1,253,035
Capital shares issued 77,195
From Adviser 154,939
Prepaid expenses 1,518
Total Assets 800,633,092
Liabilities:
Payables:
Capital shares redeemed 512,737
Accrued expenses and other payables:
Investment advisory fees 346,651
Administration fees 38,870
Custodian fees 6,194
Transfer agent fees 5
Sub-Transfer agent fees 202,248
Compliance fees 564
Trustees' fees 262
Other accrued expenses 70,629
Total Liabilities 1,178,160
Commitments and contingencies (Note 4 )
Net Assets:
Capital 478,223,855
Total accumulated earnings (loss) 321,231,077
Net Assets $ 799,454,932
Shares (unlimited shares authorized with a par value of $0.001 per share):
15,900,604
Net asset value: $ 50 .28

Statement of Operations
For the Year Ended December 31, 2024
6
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS Large
Cap Alpha VIP
Series
Investment Income:
Dividends $ 16,101,997
Interest 742,760
Foreign tax withholding (81,878)
Total Income 16,762,879
Expenses:
Investment advisory fees 4,117,536
Administration fees 445,652
Sub-Administration fees 15,125
Custodian fees 36,442
Transfer agent fees 278
Sub-Transfer agent fees 834,188
Trustees' fees 48,116
Compliance fees 7,196
Legal and audit fees 80,168
Other expenses 29,409
Total Expenses 5,614,110
Expenses waived/reimbursed by Adviser (1,084,688)
Net Expenses 4,529,422
Net Investment Income (Loss) 12,233,457
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 125,145,992
Net change in unrealized appreciation/depreciation on investment securities 22,978,869
Net realized/unrealized gains (losses) on investments 148,124,861
Change in net assets resulting from operations $ 160,358,318

7
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Large Cap Alpha VIP
Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 12,233,457 $ 9,458,425
Net realized gains (losses) 125,145,992 36,504,729
Net change in unrealized appreciation/depreciation 22,978,869 53,208,654
Change in net assets resulting from operations 160,358,318 99,171,808
Change in net assets resulting from distributions to shareholders (39,725,713) (66,537,672)
Change in net assets resulting from capital transactions (109,833,280) (21,008,210)
Change in net assets 10,799,325 11,625,926
Net Assets:
Beginning of period 788,655,607 777,029,681
End of period $ 799,454,932 $ 788,655,607
Capital Transactions:
Proceeds from shares issued $ 9,411,822 $ 20,809,694
Distributions reinvested 39,725,713 66,537,672
Cost of shares redeemed (158,970,815) (108,355,576)
Change in net assets resulting from capital transactions $ (109,833,280) $ (21,008,210)
Share Transactions:
Issued 194,826 483,373
Reinvested 772,747 1,534,298
Redeemed (3,211,759) (2,489,890)
Change in Shares (2,244,186) (472,219)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory RS Large Cap Alpha VIP Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $43.46 $41.74 $54.34 $44.49 $48.27
Investment Activities:
Net investment income (loss)(a) 0.74 0.53 0.57 0.75 0.62
Net realized and unrealized gains (losses) 8.67 5.13 (2.78) 9.69 (0.90)
Total from Investment Activities 9.41 5.66 (2.21) 10.44 (0.28)
Distributions to Shareholders from:
Net investment income (0.68) (0.55) (0.61) (0.59) (0.56)
Net realized gains (1.91) (3.39) (9.78) — (2.94)
Total Distributions (2.59) (3.94) (10.39) (0.59) (3.50)
Net Asset Value, End of Period $50.28 $43.46 $41.74 $54.34 $44.49
Total Return(b)(c) 21.54% 13.69% (4.33)% 23.49% (0.44)%
Ratios to Average Net Assets:
Net Expenses(d) 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss) 1.49% 1.22% 1.10% 1.47% 1.47%
Gross Expenses(d) 0.68% 0.70% 0.72% 0.73% 0.74%
Supplemental Data:
Net Assets at end of period (000's) $799,455 $788,656 $777,030 $951,968 $901,190
Portfolio Turnover 25% 40% 60% 51%(e) 101%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects a return to normal trading levels after a prior-year transition.

Notes to Financial Statements
December 31, 2024
Victory Variable Insurance Funds
9
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS Large Cap Alpha VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
10
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of December
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Level 1 Level 2 Level 3 Total
Victory RS Large Cap Alpha VIP Series
Common Stocks ............................ $ 765,534,928 $ — $ — $ 765,534,928
Total .................................... $ 765,534,928 $ — $ — $ 765,534,928

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
11
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2024, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, and Victory Portfolios II, in aggregate, compensate the Adviser for these services.
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Excluding U.S. Government Securities
Purchases Sales
Victory RS Large Cap Alpha VIP Series ................................................... $ 201,059,744 $ 351,650,051
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
12
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
S
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics,
In effect until April 30, 2025
Victory RS Large Cap Alpha VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%
Expires
2025
Expires
2026
Expires
2027 Total
Victory RS Large Cap Alpha VIP Series ..................................... $ 1,406,467 $ 1,185,892 $ 1,084,688 $ 3,677,047

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
13
and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Limited Portfolio Holdings Risk —To the extent the Fund invests its assets in a more limited number of issuers than many other funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Sector Focus Risk —  While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with the sectors in which the Fund may make significant investments.  Market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile.
Financials Sector Risk —  Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended December 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
14
As of December 31, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
As of December 31, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and partnership basis adjustments.
As of December 31, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
As of December 31, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Total
Accumulated
Earnings
(Loss) Capital
Victory RS Large Cap Alpha VIP Series ........................................................... $ 3,114 $ (3,114)
Year Ended December 31, 2024
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Victory RS Large Cap Alpha VIP Series .............................................. $ 10,650,646 $ 29,075,067 $ 39,725,713
Year Ended December 31, 2023
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Victory RS Large Cap Alpha VIP Series .............................................. $ 9,838,754 $ 56,698,918 $ 66,537,672
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings (Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory RS Large Cap Alpha VIP Series ................. $ 16,976,678 $ 119,858,425 $ 136,835,103 $ 184,395,974 $ 321,231,077
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory RS Large Cap Alpha VIP Series ................. $ 581,138,954 $ 203,608,207 $ (19,212,233) $ 184,395,974

15
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory RS Large Cap
Alpha VIP Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 13, 2025

Supplemental Information
December 31, 2024
Victory Variable Insurance Funds
16
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 96%.
For the year ended December 31, 2024, the Fund designated long-term capital gain distributions in the amount of $29,075,067.

Victory Variable Insurance Funds
17
(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2024. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Adviser.
The Board reviewed the Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund individually and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that the advisory fee arrangement for the Fund does not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Fund.
To help it evaluate the fees and expenses of the Fund in relation to funds in a peer group selected by an independent third-party consultant, the
Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided as described in greater detail below. The Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/
or reimburses any expenses.

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
18
(Unaudited)
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When the Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which the
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). If the Fund underperformed the selected peer group and/or benchmark index for multiple periods of time, the
Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the
Adviser the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When the Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which the Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board also met with the portfolio managers of the Fund during the 12 months prior to voting on the contract renewal to discuss the Fund’s performance, and received a report each quarter on the Fund’s performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Performance. The Board compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the
Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
19
(Unaudited)
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-LCAVIP-AR (12/24)

December 31, 2024
Annual Report: Full Financials
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 16
Supplemental Information (Unaudited)
Additional Federal Income Tax Information

Advisory Contract Approval
18

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.5%)
Communication Services (0.9%):
Reddit, Inc. , Class A (a) ................................................... 4,030 $ 658,663
Consumer Discretionary (10.7%):
American Eagle Outfitters, Inc. ............................................. 63,330 1,055,711
Champion Homes, Inc. (a) ................................................. 12,630 1,112,703
Modine Manufacturing Co. (a) .............................................. 9,220 1,068,874
RH (a) ............................................................... 1,630 641,552
Sweetgreen, Inc. , Class A (a) ............................................... 12,550 402,353
The Wendy's Co. ....................................................... 62,210 1,014,023
Under Armour, Inc. , Class C (a) ............................................. 174,730 1,303,486
Universal Technical Institute, Inc. (a) ......................................... 19,910 511,886
Wayfair, Inc. , Class A (a) .................................................. 8,540 378,493
7,489,081
Consumer Staples (3.8%):
Freshpet, Inc. (a) ........................................................ 3,070 454,698
The Honest Co., Inc. (a) ................................................... 70,880 491,198
The Vita Coco Co., Inc. (a) ................................................ 15,610 576,165
Utz Brands, Inc. ........................................................ 73,010 1,143,337
2,665,398
Energy (2.2%):
Matador Resources Co. ................................................... 13,850 779,201
Permian Resources Corp. ................................................. 30,630 440,459
Weatherford International PLC ............................................. 4,920 352,420
1,572,080
Financials (9.4%):
Euronet Worldwide, Inc. (a) ................................................ 9,920 1,020,173
FirstCash Holdings, Inc. .................................................. 6,970 722,092
Flywire Corp. (a) ....................................................... 31,640 652,417
Palomar Holdings, Inc. (a) ................................................. 5,056 533,863
Payoneer Global, Inc. (a) .................................................. 93,440 938,138
Shift4 Payments, Inc. , Class A (a) ............................................ 1,880 195,106
Walker & Dunlop, Inc. ................................................... 8,000 777,680
Wintrust Financial Corp. .................................................. 6,710 836,804
WisdomTree, Inc. ....................................................... 85,720 900,060
6,576,333
Health Care (24.6%):
AnaptysBio, Inc. (a) ..................................................... 14,260 188,802
Apellis Pharmaceuticals, Inc. (a) ............................................ 12,260 391,217
Apogee Therapeutics, Inc. (a) ............................................... 9,050 409,965
Arcellx, Inc. (a) ........................................................ 6,470 496,184
Biohaven Ltd. (a) ....................................................... 14,930 557,636
BioLife Solutions, Inc. (a) ................................................. 9,080 235,717
Crinetics Pharmaceuticals, Inc. (a) ........................................... 10,570 540,444
Disc Medicine, Inc. (a) ................................................... 9,170 581,378
Glaukos Corp. (a) ....................................................... 2,890 433,327
HealthEquity, Inc. (a) .................................................... 8,270 793,506
Ideaya Biosciences, Inc. (a) ................................................ 14,510 372,907
Insmed, Inc. (a) ......................................................... 12,610 870,594
Inspire Medical Systems, Inc. (a) ............................................ 2,640 489,403
Janux Therapeutics, Inc. (a) ................................................ 8,834 472,972
Krystal Biotech, Inc. (a) ................................................... 2,510 393,217
Lantheus Holdings, Inc. (a) ................................................ 3,640 325,634
Madrigal Pharmaceuticals, Inc. (a) ........................................... 2,400 740,568
MoonLake Immunotherapeutics (a) .......................................... 7,550 408,833
PROCEPT BioRobotics Corp. (a) ............................................ 7,150 575,718
Protagonist Therapeutics, Inc. (a) ............................................ 9,500 366,700
RadNet, Inc. (a) ........................................................ 13,010 908,618
REVOLUTION Medicines, Inc. (a) .......................................... 16,150 706,401
RxSight, Inc. (a) ........................................................ 13,800 474,444

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
4
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
SI-BONE, Inc. (a) ....................................................... 20,800 $ 291,616
SpringWorks Therapeutics, Inc. (a) ........................................... 15,260 551,344
Spyre Therapeutics, Inc. (a) ................................................ 12,195 283,900
Surgery Partners, Inc. (a) .................................................. 21,940 464,470
Tandem Diabetes Care, Inc. (a) .............................................. 21,550 776,231
Twist Bioscience Corp. (a) ................................................. 14,810 688,221
Vaxcyte, Inc. (a) ........................................................ 11,840 969,222
Vera Therapeutics, Inc. (a) ................................................. 9,660 408,521
Vericel Corp. (a) ........................................................ 13,480 740,187
Viridian Therapeutics, Inc. (a) .............................................. 18,540 355,412
17,263,309
Industrials (23.0%):
AAON, Inc. ........................................................... 6,260 736,677
AeroVironment, Inc. (a) ................................................... 4,510 694,044
Apogee Enterprises, Inc. .................................................. 7,490 534,861
Applied Industrial Technologies, Inc. ......................................... 4,960 1,187,771
Chart Industries, Inc. (a) .................................................. 5,190 990,459
FTAI Aviation Ltd. ...................................................... 12,000 1,728,480
Kirby Corp. (a) ......................................................... 7,020 742,716
Korn Ferry ........................................................... 5,320 358,834
Moog, Inc. , Class A ..................................................... 3,390 667,288
MSA Safety, Inc. ....................................................... 2,810 465,814
Mueller Water Products, Inc. , Class A ........................................ 17,860 401,850
NEXTracker, Inc. , Class A (a) .............................................. 11,710 427,766
Paylocity Holding Corp. (a) ................................................ 5,320 1,061,180
Powell Industries, Inc. ................................................... 2,000 443,300
Primoris Services Corp. .................................................. 11,310 864,084
RXO, Inc. (a) .......................................................... 36,340 866,346
Simpson Manufacturing Co., Inc. ........................................... 2,900 480,907
SPX Technologies, Inc. (a) ................................................. 7,270 1,057,930
Tecnoglass, Inc. ........................................................ 8,620 683,738
The AZEK Co., Inc. (a) ................................................... 15,680 744,330
Watts Water Technologies, Inc. , Class A ....................................... 1,410 286,653
Zurn Elkay Water Solutions Corp. ........................................... 18,570 692,661
16,117,689
Information Technology (20.8%):
ACI Worldwide, Inc. (a) .................................................. 13,480 699,747
Appfolio, Inc. , Class A (a) ................................................. 2,202 543,277
Badger Meter, Inc. ...................................................... 1,510 320,301
Box, Inc. , Class A (a) .................................................... 20,490 647,484
Braze, Inc. , Class A (a) ................................................... 12,180 510,098
Confluent, Inc. , Class A (a) ................................................ 26,910 752,404
Credo Technology Group Holding Ltd. (a) ..................................... 11,270 757,457
CyberArk Software Ltd. (a) ................................................ 1,640 546,366
Fabrinet (a) ............................................................ 4,820 1,059,822
Gitlab, Inc. , Class A (a) ................................................... 19,030 1,072,341
Globant SA (a) ......................................................... 2,840 608,953
Itron, Inc. (a) .......................................................... 8,170 887,099
MACOM Technology Solutions Holdings, Inc. (a) ................................ 6,900 896,379
Onto Innovation, Inc. (a) .................................................. 3,400 566,678
Q2 Holdings, Inc. (a) ..................................................... 8,700 875,655
Semtech Corp. (a) ....................................................... 25,310 1,565,423
ServiceTitan, Inc. (a) ..................................................... 5,120 526,694
SimilarWeb Ltd. (a) ...................................................... 21,802 308,934
Varonis Systems, Inc. (a) .................................................. 26,350 1,170,730
Zeta Global Holdings Corp. , Class A (a) ....................................... 17,140 308,349
14,624,191
Materials (2.6%):
Avient Corp. .......................................................... 15,490 632,921
Balchem Corp. ......................................................... 4,240 691,099

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
5
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Summit Materials, Inc. , Class A (a) .......................................... 9,650 $ 488,290
1,812,310
Real Estate (0.5%):
National Storage Affiliates Trust (b) .......................................... 9,350 354,459
Total Common Stocks (Cost $61,169,420) 69,133,513
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (d) ........ 4,813 4,813
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (d) ............ 4,813 4,813
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (d) ............... 4,813 4,813
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (d) . 4,813 4,813
Total Collateral for Securities Loaned (Cost $19,252) 19,252
Total Investments (Cost $61,188,672) — 98.5% 69,152,765
Other assets in excess of liabilities — 1.5% 1,029,314
NET ASSETS - 100.00% $ 70,182,079
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company

Statement of Assets and Liabilities
December 31, 2024
6
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS Small
Cap Growth
Equity VIP Series
Assets:
Investments, at value (Cost $61,188,672) $ 69,152,765 (a)
Cash 951,423
Receivables:
Dividends, interest, and securities lending income 20,388
Capital shares issued 24,802
Investments sold 321,386
From Adviser 8,775
Prepaid expenses 140
Total Assets 70,479,679
Liabilities:
Payables:
Collateral received on loaned securities 19,252
Investments purchased 171,368
Capital shares redeemed 24,810
Accrued expenses and other payables:
Investment advisory fees 46,992
Administration fees 3,510
Custodian fees 684
Sub-Transfer agent fees 14,746
Compliance fees 53
Trustees' fees 24
Other accrued expenses 16,161
Total Liabilities 297,600
Commitments and contingencies (Note 4 )
Net Assets:
Capital 75,574,788
Total accumulated earnings (loss) (5,392,709)
Net Assets $ 70,182,079
Shares (unlimited shares authorized with a par value of $0.001 per share):
6,563,152
Net asset value: $ 10 .69
(a) Includes $18,955 of securities on loan.

Statement of Operations
For the Year Ended December 31, 2024
7
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS Small
Cap Growth Equity
VIP Series
Investment Income:
Dividends $ 219,985
Interest 59,847
Securities lending (net of fees) 2,861
Foreign tax withholding (1,870)
Total Income 280,823
Expenses:
Investment advisory fees 550,295
Administration fees 39,293
Sub-Administration fees 17,000
Custodian fees 4,743
Transfer agent fees 357
Sub-Transfer agent fees 62,638
Trustees' fees 5,951
Compliance fees 642
Legal and audit fees 15,257
Interfund lending 166
Other expenses 13,024
Total Expenses 709,366
Expenses waived/reimbursed by Adviser (63,624)
Net Expenses 645,742
Net Investment Income (Loss) (364,919)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 10,650,109
Net change in unrealized appreciation/depreciation on investment securities (2,158,947)
Net realized/unrealized gains (losses) on investments 8,491,162
Change in net assets resulting from operations $ 8,126,243

8
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth
Equity VIP Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (364,919) $ (362,927)
Net realized gains (losses) 10,650,109 2,482,890
Net change in unrealized appreciation/depreciation (2,158,947) 11,280,602
Change in net assets resulting from operations 8,126,243 13,400,565
Change in net assets resulting from capital transactions (12,287,664) (9,947,953)
Change in net assets (4,161,421) 3,452,612
Net Assets:
Beginning of period 74,343,500 70,890,888
End of period $ 70,182,079 $ 74,343,500
Capital Transactions:
Proceeds from shares issued $ 8,882,471 $ 7,145,056
Cost of shares redeemed (21,170,135) (17,093,009)
Change in net assets resulting from capital transactions $ (12,287,664) $ (9,947,953)
Share Transactions:
Issued 867,972 820,472
Redeemed (2,084,318) (1,964,877)
Change in Shares (1,216,346) (1,144,405)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory RS Small Cap Growth Equity VIP Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.56 $7.94 $16.38 $19.91 $16.76
Investment Activities:
Net investment income (loss)(a) (0.05) (0.04) (0.06) (0.15) (0.12)
Net realized and unrealized gains (losses) 1.18 1.66 (5.78) (1.99) 6.45
Total from Investment Activities 1.13 1.62 (5.84) (2.14) 6.33
Distributions to Shareholders from:
Net realized gains — — (2.60) (1.39) (3.18)
Total Distributions — — (2.60) (1.39) (3.18)
Net Asset Value, End of Period $10.69 $9.56 $7.94 $16.38 $19.91
Total Return(b)(c) 11.82% 20.40% (36.36)% (10.43)% 38.06%
Ratios to Average Net Assets:
Net Expenses(d) 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss) (0.50)% (0.51)% (0.54)% (0.75)% (0.69)%
Gross Expenses(d) 0.97% 0.98% 1.00% 0.99% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $70,182 $74,344 $70,891 $113,234 $142,620
Portfolio Turnover 124% 151% 151%(e) 92% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects an increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
December 31, 2024
Victory Variable Insurance Funds
10
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS Small Cap Growth Equity VIP Series (the “Fund”), a series of the Trust.
The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The
Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:
Level 1 Level 2 Level 3 Total
Victory RS Small Cap Growth Equity VIP Series
Common Stocks ............................ $ 69,133,513 $ — $ — $ 69,133,513

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
11
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of December 31, 2024:
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Level 1 Level 2 Level 3 Total
Victory RS Small Cap Growth Equity VIP Series,
continued
Collateral for Securities Loaned ................ $ 19,252 $ — $ — $ 19,252
Total .................................... $ 69,152,765 $ — $ — $ 69,152,765
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory RS Small Cap Growth Equity VIP Series .......................... $ 18,955 $ — $ 19,252

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
12
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2024, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, and Victory Portfolios II, in aggregate, compensate the Adviser for these services.
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the
Excluding U.S. Government Securities
Purchases Sales
Victory RS Small Cap Growth Equity VIP Series ............................................ $ 89,396,172 $ 101,397,567
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
13
intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
In effect until April 30, 2025
Victory RS Small Cap Growth Equity VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.88%
Expires
2025
Expires
2026
Expires
2027 Total
Victory RS Small Cap Growth Equity VIP Series .............................. $ 96,013 $ 70,489 $ 63,624 $ 230,126

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
14
Sector Focus Risk —  While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with the sectors in which the Fund may make significant investments.  Market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile.
Health Care Sector Risk —  Companies in the health care sector may be adversely affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, product obsolescence, industry innovation, changes in technologies, and other market developments. Companies in the health care sector are heavily dependent on patent protection and the expiration of patents may ad-
versely affect these companies. Many of these companies are subject to extensive litigation based on product liability and similar claims. These companies are subject to competitive forces that may make it difficult to raise prices.
Industrials Sector Risk —  Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by govern-
ment spending policies. Transportation companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended December 31, 2024, were as follows :
* Based on the number of days borrowings were outstanding for the year ended December 31, 2024.
Borrower or
Lender
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Victory RS Small Cap Growth Equity VIP Series ......... Borrower $ — $ 1,034,000 5.88% $ 1,034,000

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
15
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of December 31, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
During the tax year ended December 31, 2024, the Fund did not pay distributions.
During the tax year ended December 31, 2023, the Fund did not pay distributions.
As of December 31, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of December 31, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended December 31, 2024, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of December 31, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Undistributed
Ordinary
Income
Accumulated
Earnings (Loss)
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory RS Small Cap Growth Equity VIP Series ......... $ 235,666 $ 235,666 $ (11,620,885) $ 5,992,510 $ (5,392,709)
Short-Term
Amount
Long-Term
Amount Total
Victory RS Small Cap Growth Equity VIP Series ............................... $ (11,620,885) $ — $ (11,620,885)
Amount
Victory RS Small Cap Growth Equity VIP Series .............................................................. $ (9,608,596)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory RS Small Cap Growth Equity VIP Series .......... $ 63,160,255 $ 11,343,097 $ (5,350,587) $ 5,992,510

16
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory RS Small
Cap Growth Equity VIP Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 13, 2025

Supplemental Information
December 31, 2024
Victory Variable Insurance Funds
17
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2024. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Adviser.
The Board reviewed the Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund individually and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that the advisory fee arrangement for the Fund does not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Fund.
To help it evaluate the fees and expenses of the Fund in relation to funds in a peer group selected by an independent third-party consultant, the
Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided as described in greater detail below. The Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/
or reimburses any expenses.

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
19
(Unaudited)
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When the Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which the
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). If the Fund underperformed the selected peer group and/or benchmark index for multiple periods of time, the
Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the
Adviser the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When the Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which the Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board also met with the portfolio managers of the Fund during the 12 months prior to voting on the contract renewal to discuss the Fund’s performance, and received a report each quarter on the Fund’s performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Performance. The Board compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of
the
Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one- year period, underperformed the benchmark index for the three-, five- and ten-year periods, outperformed the peer group median for the one-year period, and underperformed the peer group median for the three-, five- and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
20
(Unaudited)
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SCGEVIP-AR (12/24)

December 31, 2024
Annual Report: Full Financials
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
12
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 20
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
21
Advisory Contract Approval
22

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.2%)
Brazil (6.1%):
Communication Services (0.5%):
TIM SA .............................................................. 49,600 $ 116,924
Consumer Discretionary (1.0%):
Cury Construtora e Incorporadora SA ........................................ 31,200 87,986
Smartfit Escola de Ginastica e Danca SA ...................................... 19,700 53,978
Vibra Energia SA ....................................................... 31,525 90,950
232,914
Energy (1.1%):
Petroleo Brasileiro SA , ADR ............................................... 20,136 258,949
Financials (1.4%):
B3 SA - Brasil Bolsa Balcao ............................................... 83,400 138,595
Itau Unibanco Holding SA , ADR ............................................ 40,135 199,070
337,665
Industrials (1.0%):
Embraer SA , ADR (a) .................................................... 4,707 172,653
Marcopolo SA , Preference Shares ........................................... 55,920 66,896
239,549
Real Estate (0.4%):
Multiplan Empreendimentos Imobiliarios SA ................................... 23,400 80,021
Utilities (0.7%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 7,900 113,014
CPFL Energia SA ....................................................... 11,800 60,331
173,345
1,439,367
Chile (0.0%):(b)
Financials (0.0%):(b)
Banco de Credito e Inversiones SA .......................................... 1 28
China (27.2%):
Communication Services (7.0%):
China Tower Corp. Ltd. , Class H (c) .......................................... 694,000 99,672
Tencent Holdings Ltd. ................................................... 27,030 1,442,714
Tencent Music Entertainment Group , ADR ..................................... 11,422 129,640
1,672,026
Consumer Discretionary (8.7%):
Alibaba Group Holding Ltd. , Class W ........................................ 53,648 567,794
BYD Co. Ltd. ......................................................... 6,000 204,085
Hisense Home Appliances Group Co. Ltd. , Class H ............................... 29,000 91,220
JD.com, Inc. , Class SW .................................................. 13,750 238,752
Meituan , Class W (a) (c) ................................................... 23,800 462,767
MotoMotion China Corp. ................................................. 10,300 87,212
Trip.com Group Ltd. , ADR (a) .............................................. 4,189 287,617
Zhejiang Shuanghuan Driveline Co. Ltd. , Class A ................................ 33,300 139,420
2,078,867
Consumer Staples (0.9%):
Giant Biogene Holding Co. Ltd. (c) .......................................... 18,200 116,218
Tsingtao Brewery Co. Ltd. , Class H .......................................... 14,000 101,916
218,134
Energy (0.6%):
PetroChina Co. Ltd. , Class H .............................................. 192,000 150,217
Financials (3.9%):
China Construction Bank Corp. , Class H ...................................... 487,000 403,480
China Merchants Bank Co. Ltd. , Class H ...................................... 47,500 242,466

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
4
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
China Pacific Insurance Group Co. Ltd. , Class H ................................ 46,400 $ 149,278
Huatai Securities Co. Ltd. , Class A .......................................... 52,200 125,808
921,032
Health Care (0.9%):
Pacific Shuanglin Bio-pharmacy Co. Ltd. , Class A ............................... 29,400 85,096
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 3,800 132,734
217,830
Industrials (1.3%):
Henan Pinggao Electric Co. Ltd. , Class A ...................................... 42,200 110,976
Range Intelligent Computing Technology Group Co. Ltd. .......................... 15,500 110,226
Yutong Bus Co. Ltd. , Class A .............................................. 22,200 80,225
301,427
Information Technology (3.1%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 90,200 263,683
Luxshare Precision Industry Co. Ltd. , Class A ................................... 23,200 129,440
Xiaomi Corp. , Class W (a) (c) ............................................... 77,800 341,228
734,351
Materials (0.8%):
China Hongqiao Group Ltd. ............................................... 86,000 129,072
Shanjin International Gold Co. Ltd. , Class A .................................... 31,000 65,315
194,387
6,488,271
Hong Kong (0.5%):
Consumer Discretionary (0.5%):
Bosideng International Holdings Ltd. ......................................... 228,000 112,670
Hungary (1.4%):
Financials (1.1%):
OTP Bank Nyrt ........................................................ 4,830 264,205
Health Care (0.3%):
Richter Gedeon Nyrt .................................................... 2,523 66,146
330,351
India (18.8%):
Consumer Discretionary (2.6%):
Crompton Greaves Consumer Electricals Ltd. ................................... 24,501 113,082
Hero MotoCorp Ltd. ..................................................... 4,554 220,838
Mahindra & Mahindra Ltd. (a) .............................................. 8,072 282,563
616,483
Financials (4.6%):
ICICI Bank Ltd. , ADR ................................................... 23,562 703,562
LIC Housing Finance Ltd. ................................................. 20,894 145,611
Manappuram Finance Ltd. ................................................ 51,039 111,996
Shriram Finance Ltd. .................................................... 4,226 142,268
1,103,437
Health Care (2.4%):
Dr Reddy's Laboratories Ltd. (a) ............................................. 14,081 228,005
Sun Pharmaceutical Industries Ltd. .......................................... 15,177 334,018
562,023
Industrials (1.4%):
BLS International Services Ltd. ............................................. 22,802 128,181
Larsen & Toubro Ltd. .................................................... 4,641 195,093
323,274
Information Technology (2.7%):
Infosys Ltd. , ADR (d) .................................................... 29,106 638,004

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
5
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Materials (3.5%):
Hindalco Industries Ltd. .................................................. 23,156 $ 162,503
UltraTech Cement Ltd. ................................................... 2,237 297,990
Vedanta Ltd. .......................................................... 45,645 236,544
Welspun Corp. Ltd. ..................................................... 15,563 147,641
844,678
Real Estate (0.7%):
Oberoi Realty Ltd. ...................................................... 6,356 171,240
Utilities (0.9%):
Power Grid Corp. of India Ltd. ............................................. 60,929 219,315
4,478,454
Indonesia (2.3%):
Energy (0.6%):
PT United Tractors Tbk .................................................. 92,900 154,463
Financials (1.7%):
PT Bank Mandiri Persero Tbk .............................................. 375,000 132,042
PT Bank Rakyat Indonesia Persero Tbk ....................................... 1,057,000 266,921
398,963
553,426
Luxembourg (0.5%):
Materials (0.5%):
Ternium SA , ADR ...................................................... 3,850 111,958
Mexico (1.2%):
Financials (0.8%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 30,740 197,543
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 36,233 92,480
290,023
Netherlands (0.4%):
Real Estate (0.4%):
NEPI Rockcastle NV .................................................... 12,189 89,145
Panama (0.5%):
Industrials (0.5%):
Copa Holdings SA , Class A ................................................ 1,313 115,386
Poland (2.0%):
Consumer Discretionary (0.7%):
LPP SA .............................................................. 41 154,328
Financials (1.3%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 21,266 307,987
462,315
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (a) (e) (f) ................................................... 117,150 —
Rosneft Oil Co. PJSC , GDR (a) (e) (f) ......................................... 48,095 —
—
Financials (0.0%):
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 31,735 —
—
Saudi Arabia (2.3%):
Consumer Discretionary (0.3%):
United Electronics Co. ................................................... 2,924 70,211

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
6
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Financials (1.6%):
Alinma Bank .......................................................... 27,180 $ 209,379
Saudi Awwal Bank ...................................................... 18,553 166,048
375,427
Industrials (0.4%):
Riyadh Cables Group Co. ................................................. 2,795 102,423
548,061
South Africa (1.6%):
Consumer Discretionary (0.4%):
Foschini Group Ltd. ..................................................... 10,730 95,424
Financials (1.2%):
Nedbank Group Ltd. ..................................................... 19,398 290,324
385,748
South Korea (11.1%):
Communication Services (1.1%):
Krafton, Inc. (a) ........................................................ 465 98,010
SK Telecom Co. Ltd. .................................................... 4,322 161,993
260,003
Financials (2.1%):
DB Insurance Co. Ltd. ................................................... 1,231 85,551
KB Financial Group, Inc. ................................................. 2,809 158,215
KIWOOM Securities Co. Ltd. .............................................. 879 68,649
Samsung Securities Co. Ltd. ............................................... 6,208 181,559
493,974
Health Care (1.1%):
Classys, Inc. .......................................................... 2,112 67,808
PharmaResearch Co. Ltd. ................................................. 789 139,336
T&L Co. Ltd. .......................................................... 1,133 51,185
258,329
Industrials (2.7%):
Hanwha Aerospace Co. Ltd. ............................................... 615 135,632
HD Hyundai Electric Co. Ltd. .............................................. 631 162,273
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a) ........................ 951 146,289
Hyundai Rotem Co. Ltd. (a) ................................................ 3,118 104,622
Samsung C&T Corp. .................................................... 1,365 105,497
654,313
Information Technology (4.1%):
LG Innotek Co. Ltd. (a) ................................................... 1,359 147,131
Samsung Electronics Co. Ltd. .............................................. 8,856 316,118
SK Hynix, Inc. ......................................................... 4,484 513,945
977,194
2,643,813
Taiwan (16.6%):
Health Care (0.5%):
Bora Pharmaceuticals Co. Ltd. ............................................. 5,000 114,600
Industrials (0.3%):
Fortune Electric Co. Ltd. ................................................. 4,600 78,762
Information Technology (15.5%):
Chroma ATE, Inc. ...................................................... 9,000 111,993
Compeq Manufacturing Co. Ltd. ............................................ 54,000 115,183
Elite Material Co. Ltd. ................................................... 13,000 244,186
Gold Circuit Electronics Ltd. ............................................... 16,600 121,856
Insyde Software Corp. ................................................... 5,000 58,864
King Yuan Electronics Co. Ltd. ............................................. 34,000 115,136

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
7
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Lotes Co. Ltd. ......................................................... 1,000 $ 59,424
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 83,259 2,706,211
Wiwynn Corp. ......................................................... 2,000 158,792
3,691,645
Materials (0.3%):
Gloria Material Technology Corp. ........................................... 53,000 75,130
3,960,137
Thailand (2.1%):
Consumer Staples (1.1%):
CP ALL PCL, NVDR .................................................... 158,000 257,606
Energy (0.6%):
PTT Exploration & Production PCL, NVDR ................................... 38,900 136,748
Health Care (0.4%):
Bangkok Dusit Medical Services PCL, NVDR .................................. 142,900 102,580
496,934
Turkey (1.3%):
Consumer Staples (0.5%):
BIM Birlesik Magazalar A/S ............................................... 8,136 121,533
Industrials (0.8%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 48,260 98,908
Pegasus Hava Tasimaciligi A/S (a) ........................................... 15,182 91,402
190,310
311,843
United Arab Emirates (1.5%):
Financials (0.4%):
Dubai Islamic Bank PJSC ................................................. 50,951 98,291
Real Estate (1.1%):
Emaar Properties PJSC ................................................... 75,636 265,010
363,301
United Kingdom (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 3,236 80,667
United States (0.5%):
Consumer Discretionary (0.5%):
Samsonite International SA (c) .............................................. 44,700 123,272
Total Common Stocks (Cost $20,028,010) 23,385,170
Rights (0.0%)(b)
Brazil (0.0%):(b)
Consumer Discretionary (0.0%):(b)
Smartfit Escola de Ginastica E Danca SA (a) ................................... 369 51
Total Rights (Cost $–) 51
Collateral for Securities Loaned (2.6%)^
United States (2.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (g) ........ 154,420 154,420
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (g) ............ 154,420 154,420
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (g) ............... 154,420 154,420

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
8
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 464,042
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
298,050
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
416,883
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (g) . 154,420 $ 154,420
Total Collateral for Securities Loaned (Cost $617,680) 617,680
Total Investments (Cost $20,645,690) — 100.8% 24,002,901
Liabilities in excess of other assets — (0.8)% (179,553)
NET ASSETS - 100.00% $ 23,823,348
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was $1,143,157 and amounted to 4.8% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2024.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31,
2024.
(g) Rate disclosed is the daily yield on December 31, 2024.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
December 31, 2024
9
See notes to financial statements.
Victory Variable Insurance Funds
Victory Sophus
Emerging Markets
VIP Series
Assets:
Investments, at value (Cost $20,645,690) $ 24,002,901 (a)
Foreign currency, at value (Cost $6,750) 6,753
Cash 353,962
Receivables:
Dividends, interest, and securities lending income 115,151
Capital shares issued 17,033
Investments sold 65,589
From Adviser 23,429
Reclaims 481
Prepaid expenses 47
Total Assets 24,585,346
Liabilities:
Payables:
Collateral received on loaned securities 617,680
Capital shares redeemed 3,039
Accrued foreign capital gains taxes 66,457
Accrued expenses and other payables:
Investment advisory fees 20,423
Administration fees 1,146
Custodian fees 14,065
Sub-Transfer agent fees 6,167
Compliance fees 15
Trustees' fees 8
Other accrued expenses 32,998
Total Liabilities 761,998
Commitments and contingencies (Note 4 )
Net Assets:
Capital 22,814,466
Total accumulated earnings (loss) 1,008,882
Net Assets $ 23,823,348
Shares (unlimited shares authorized with a par value of $0.001 per share):
2,206,813
Net asset value: $ 10 .80
(a) Includes $599,096 of securities on loan.

Statement of Operations
For the Year Ended December 31, 2024
10
See notes to financial statements.
Victory Variable Insurance Funds
Victory Sophus
Emerging Markets
VIP Series
Investment Income:
Dividends $ 791,829
Interest 9,374
Securities lending (net of fees) 445
Foreign tax withholding (82,219)
Total Income 719,429
Expenses:
Investment advisory fees 252,461
Administration fees 13,545
Sub-Administration fees 17,000
Custodian fees 69,949
Transfer agent fees 249
Sub-Transfer agent fees 25,243
Trustees' fees 3,322
Compliance fees 221
Legal and audit fees 34,727
Other expenses 38,325
Total Expenses 455,042
Expenses waived/reimbursed by Adviser (114,282)
Net Expenses 340,760
Net Investment Income (Loss) 378,669
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 1,030,616
Foreign taxes on realized gains (98,494)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (134,768)
Net change in accrued foreign taxes on unrealized gains 137,763
Net realized/unrealized gains (losses) on investments 935,117
Change in net assets resulting from operations $ 1,313,786

11
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sophus Emerging
Markets VIP Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 378,669 $ 378,694
Net realized gains (losses) 932,122 (1,100,433)
Net change in unrealized appreciation/depreciation 2,995 3,436,691
Change in net assets resulting from operations 1,313,786 2,714,952
Change in net assets resulting from distributions to shareholders (691,058) (819,245)
Change in net assets resulting from capital transactions (2,287,018) (2,578,153)
Change in net assets (1,664,290) (682,446)
Net Assets:
Beginning of period 25,487,638 26,170,084
End of period $ 23,823,348 $ 25,487,638
Capital Transactions:
Proceeds from shares issued $ 1,472,324 $ 606,514
Distributions reinvested 691,058 819,245
Cost of shares redeemed (4,450,400) (4,003,912)
Change in net assets resulting from capital transactions $ (2,287,018) $ (2,578,153)
Share Transactions:
Issued 130,024 58,182
Reinvested 64,225 78,849
Redeemed (399,678) (384,441)
Change in Shares (205,429) (247,410)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Sophus Emerging Markets VIP Series
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.57 $9.84 $16.52 $17.76 $15.73
Investment Activities:
Net investment income (loss)(a) 0.17 0.15 0.29 0.13 0.07
Net realized and unrealized gains (losses) 0.38 0.93 (3.95) (0.91) 2.42
Total from Investment Activities 0.55 1.08 (3.66) (0.78) 2.49
Distributions to Shareholders from:
Net investment income (0.32) (0.35) (0.09) (0.16) (0.32)
Net realized gains — — (2.93) (0.30) (0.14)
Total Distributions (0.32) (0.35) (3.02) (0.46) (0.46)
Net Asset Value, End of Period $10.80 $10.57 $9.84 $16.52 $17.76
Total Return(b)(c) 5.24% 11.03% (22.46)% (4.42)% 16.02%
Ratios to Average Net Assets:
Net Expenses(d) 1.35% 1.35% 1.35% 1.35% 1.35%
Net Investment Income (Loss) 1.50% 1.44% 2.07% 0.68% 0.49%
Gross Expenses(d) 1.80% 1.76% 1.62% 1.53% 1.48%
Supplemental Data:
Net Assets at end of period (000's) $23,823 $25,488 $26,170 $38,014 $45,020
Portfolio Turnover 83% 65% 53% 85% 96%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
December 31, 2024
Victory Variable Insurance Funds
13
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory Sophus Emerging Markets VIP Series (the “Fund”), a series of the Trust. The
Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The
Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
14
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:
(a)     Zero market value securities.
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of December
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on
Level 1 Level 2 Level 3 Total
Victory Sophus Emerging Markets VIP Series
Common Stocks ............................ $ 2,994,074 $ 20,391,096 $ — (a) $ 23,385,170
Rights ................................... — 51 — 51
Collateral for Securities Loaned ................ 617,680 — — 617,680
Total .................................... $ 3,611,754 $ 20,391,147 $ — (a) $ 24,002,901

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
15
such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of December 31, 2024:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2024, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory Sophus Emerging Markets VIP Series ............................ $ 599,096 $ — $ 617,680
Excluding U.S. Government Securities
Purchases Sales
Victory Sophus Emerging Markets VIP Series .............................................. $ 20,514,481 $ 23,319,535

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
16
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 1.00% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, and Victory Portfolios II, in aggregate, compensate the Adviser for these services.
Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2024, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund
pays
Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2024, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended February 27, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In effect until April 30, 2025
Victory Sophus Emerging Markets VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.35%

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
17
place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Sector Focus Risk —  While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with the sectors in which the Fund may make significant investments.  Market or economic factors impacting th ose sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Emerging Markets Risk — The risks related to investing in foreign securities generally are greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller-market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions, and the nationalization of foreign deposits or assets.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
Expires
2025
Expires
2026
Expires
2027 Total
Victory Sophus Emerging Markets VIP Series ................................ $ 81,408 $ 107,749 $ 114,282 $ 303,439

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
18
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended December 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of December 31, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
As of December 31, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
Year Ended December 31, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Victory Sophus Emerging Markets VIP Series ...................................................... $ 691,058 $ 691,058
Year Ended December 31, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Victory Sophus Emerging Markets VIP Series ...................................................... $ 819,245 $ 819,245

Notes to Financial Statements — continued
December 31, 2024
Victory Variable Insurance Funds
19
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of December 31, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended December 31, 2024, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of December 31, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Undistributed
Ordinary
Income
Accumulated
Earnings (Loss)
Other Earnings
(Loss)
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory Sophus Emerging Markets VIP Series $ 332,646 $ 332,646 $ (93,871) $ (2,443,580) $ 3,213,687 $ 1,008,882
Short-Term
Amount
Long-Term
Amount Total
Victory Sophus Emerging Markets VIP Series ................................. $ (2,443,580) $ — $ (2,443,580)
Amount
Victory Sophus Emerging Markets VIP Series ................................................................ $ (864,215)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory Sophus Emerging Markets VIP Series ............ $ 20,789,143 $ 5,899,549 $ (2,685,862) $ 3,213,687

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory Sophus
Emerging Markets VIP Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 13, 2025

Supplemental Information
December 31, 2024
Victory Variable Insurance Funds
21
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on December 31, 2024, were $0.39 and $0.08, respectively.

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2024. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Adviser.
The Board reviewed the Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund individually and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that the advisory fee arrangement for the Fund does not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Fund.
To help it evaluate the fees and expenses of the Fund in relation to funds in a peer group selected by an independent third-party consultant, the
Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided as described in greater detail below. The Board considered factors that contributed to the Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/
or reimburses any expenses.

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
23
(Unaudited)
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When the Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which the
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). If the Fund underperformed the selected peer group and/or benchmark index for multiple periods of time, the
Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the
Adviser the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When the Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which the Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group).
The Board also met with the portfolio managers of the Fund during the 12 months prior to voting on the contract renewal to discuss the Fund’s performance, and received a report each quarter on the Fund’s performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Performance. The Board compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one- and ten-year periods, underperformed the benchmark index for the three- and five-year periods, matched the performance of the peer group median for the one- and five-year periods, underperformed the peer group median for the three-year period and outperformed the peer group median for the and ten-year period.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses for a period of time likely would stabilize the Fund’s expenses during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;

Supplemental Information — continued
December 31, 2024
Victory Variable Insurance Funds
24
(Unaudited)
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SEMVIP-AR (12/24)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The Code of Ethics is attached hereto.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Variable Insurance Funds

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date: February 21, 2025

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date: February 21, 2025